UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-3334
CALVERT SOCIAL INVESTMENT FUND
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: Third quarter ended June 30, 2007

     Item 1. Schedule of Investments.
CALVERT SOCIAL INVESTMENT FUND MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2007

	Principal
	Amount	Value

U.S. Government Agencies and Instrumentalities - 15.9%
Fannie Mae:
5.00%, 8/24/07	$1,000,000	$999,687
5.30%, 1/8/08	2,000,000	2,000,000
Fannie Mae Discount Notes:
1/15/08	1,000,000	972,362
3/28/08	1,000,000	962,993
5/12/08	500,000	478,056
Federal Home Loan Bank:
5.25%, 9/4/07	1,000,000	1,000,000
5.25%, 11/1/07	1,000,000	1,000,000
5.22%, 11/14/07	1,000,000	1,000,000
5.15%, 12/14/07	2,000,000	2,000,000
5.20%, 12/18/07	1,000,000	1,000,000
5.25%, 2/1/08	1,000,000	1,000,000
3.375%, 2/15/08	1,000,000	988,875
5.30%, 2/19/08	250,000	250,000
5.30%, 3/5/08	1,000,000	1,000,000
5.30%, 3/19/08	1,000,000	1,000,000
5.30%, 3/19/08	500,000	500,000
5.30%, 4/7/08	250,000	250,000
5.20%, 4/9/08	1,000,000	1,000,000
5.40%, 4/9/08	1,000,000	1,000,000
5.25%, 4/16/08	1,000,000	999,921
5.25%, 4/23/08	1,000,000	1,000,000
5.25%, 5/1/08	3,000,000	3,000,000
5.30%, 5/29/08	2,000,000	2,000,000
Freddie Mac Discount Notes:
7/24/07	619,000	616,991
9/7/07	1,000,000	990,726
3/31/08	1,000,000	962,165
4/11/08	1,000,000	960,876
4/28/08	250,000	239,367

Total U.S. Government Agencies and Instrumentalities (Cost $29,172,019)		29,172,019

Depository Receipts for U.S. Government Guaranteed Loans - 0.6%
Colson Services Corporation Loan Sets:
7.094%, 7/26/10 (c)(h)(r)	65,198	65,211
7.00%, 1/22/11 (c)(h)(r)	75,988	75,985
7.25%, 3/23/12 (c)(h)(r)	80,519	80,658
7.125%, 5/29/12 (c)(h)(r)	235,149	235,146
7.00%, 8/10/12 (c)(h)(r)	503,072	504,872
7.00%, 9/2/12 (c)(h)(r)	100,338	100,627

Total Depository Receipts For U.S. Government Guaranteed Loans (Cost $1,062,499)		1,062,499

	Principal
	Amount	Value

Certificates of Deposit - 1.2%
Bank of Cherokee County, 3.50%, 4/21/08 (k)	100,000	100,000
Barclays Bank plc, 5.305%, 1/16/08	1,600,000	1,600,007
Broadway Federal Bank FSB, 3.61%, 9/15/07 (k)	100,000	100,000
Community Bank of the Bay, 4.85%, 10/8/07 (k)	100,000	100,000
Community Capital Bank, 5.10%, 1/20/08 (k)	100,000	100,000
Elk Horn Bank & Trust Co., 4.75%, 12/18/07 (k)	100,000	100,000
One United Bank, 4.50%, 12/17/07 (k)	100,000	100,000
Self Help Credit Union, 5.20%, 7/14/07 (k)	100,000	100,000

Total Certificates of Deposit (Cost $2,300,007)		2,300,007

Taxable Variable Rate Demand Notes - 80.7%
Akron Hardware Consultants, Inc., 5.43%, 11/1/22, LOC: FirstMerit Bank, C/LOC: FHLB (r)	2,056,000	2,056,000
Berks County Pennsylvania IDA Revenue, 5.49%, 6/1/15, LOC: Wachovia Bank (r)	1,370,000	1,370,000
Bochasanwais Shree Akshar Purushottam Swaminarayan Sanstha, Inc., 5.37%, 6/1/21, LOC: Comercia Bank (r)	5,300,000	5,300,000
Butler County Alabama IDA Revenue, 5.32%, 3/1/12, LOC: Whitney National Bank, C/LOC: FHLB (r)	600,000	600,000
California Statewide Communities Development Authority MFH Revenue:
5.46%, 7/1/27, LOC: Bank of the West, C/LOC: CALSTRs (r)	80,000	80,000
5.45%, 12/15/34, LOC: Fannie Mae (r)	1,190,000	1,190,000
California Statewide Communities Development Authority Special Tax Revenue, 5.38%, 3/15/34, LOC: Fannie Mae (r)	2,750,000	2,750,000
CIDC-Hudson House LLC, 5.55%, 12/1/34, LOC: Hudson River Bank & Trust, C/LOC: FHLB (r)	1,870,000	1,870,000
Durham North Carolina GO, 5.40%, 5/1/18, BPA: Bank of America (r)	2,410,000	2,410,000
Florida State Housing Finance Corp. MFH Revenue:
Victoria B, 5.37%, 10/15/32, LOC: Fannie Mae (r)	2,400,000	2,400,000
Victoria J-2, 5.37%, 10/15/32, LOC: Fannie Mae (r)	2,665,000	2,665,000
5.37%, 11/1/32, LOC: Freddie Mac (r)	1,150,000	1,150,000
Fuller Road Management Corp. New York Revenue, 5.37%, 7/1/37, LOC: Key Bank (r)	4,000,000	4,000,000
Grove City Church of the Nazarene, 5.38%, 2/1/24, LOC: National City Bank (r)	1,553,000	1,553,000
Haskell Capital Partners Ltd., 5.35%, 9/1/20, LOC: Colonial Bank, C/LOC: FHLB (r)	3,800,000	3,800,000
HHH Investment Co., 5.36%, 7/1/29, LOC: Bank of the West (r)	2,220,000	2,220,000
Holland Board of Public Works Home Building Co., 5.50%, 11/1/22, LOC: Wells Fargo Bank (r)	1,025,000	1,025,000
Jobs Co. LLC, 5.37%, 5/1/22, LOC: First Commercial Bank (r)	2,525,000	2,525,000
Kaneville Road Joint Venture, Inc., 5.38%, 11/1/32, LOC: First American Bank, C/LOC: FHLB (r)	6,930,000	6,930,000
Lancaster California Redevelopment Agency MFH Revenue, 5.43%, 1/15/35, LOC: Fannie Mae (r)	400,000	400,000
Los Angeles California MFH Revenue, 5.31%, 12/15/34, LOC: Fannie Mae (r)	1,200,000	1,200,000
Main & Walton Development Co., 5.35%, 9/1/26, LOC: Sovereign Bank, C/LOC: FHLB (r)	5,475,000	5,475,000
Maniilaq Association Revenue, 5.40%, 11/1/22, LOC: Washington Mutual Bank, C/LOC: FHLB (r)	2,800,000	2,800,000
Milpitas California MFH Revenue, 5.35%, 8/15/33, LOC: Fannie Mae (r)	2,200,000	2,200,000
Milwaukee Wisconsin Redevelopment Authority Revenue, 5.36%, 8/1/20, LOC: Marshall & Ilsley Bank (r)	1,250,000	1,250,000
MOB Management One LLC, 5.65%, 12/1/26, LOC: Columbus Bank & Trust (r)	1,260,000	1,260,000
Montgomery New York Industrial Development Board Pollution Control Revenue, 5.47%, 5/1/25, LOC: FHLB (r)	3,070,000	3,070,000
New York State MMC Corp. Revenue, 5.50%, 11/1/35, LOC: JPMorgan Chase Bank (r)	2,000,000	2,000,000
Ogden City Utah Redevelopment Agency Revenue, 5.47%, 1/1/31, LOC: Bank of New York (r)	5,245,000	5,245,000
Omaha Nebraska SO, 5.37%, 2/1/26, BPA: Dexia Credit Local, AMBAC Insured (r)	2,700,000	2,700,000
Osprey Management Co. LLC, 5.40%, 6/1/27, LOC: Wells Fargo Bank (r)	5,100,000	5,100,000
Peoploungers, Inc., 5.32%, 4/1/18, LOC: Bank of New Albany, C/LOC: FHLB (r)	2,420,000	2,420,000
Portage Indiana Economic Development Revenue, 5.46%, 3/1/20, LOC: FHLB (r)	550,000	550,000
Post Apartment Homes LP, 5.32%, 7/15/29, LOC: Fannie Mae (r)	17,240,000	17,240,000
Racetrac Capital LLC, 5.34%, 9/1/20, LOC: Regions Bank (r)	5,000,000	5,000,000
Rex Lumber LLC, 5.35%, 2/1/22, LOC: Whitney National Bank, C/LOC: FHLB (r)	7,160,000	7,160,000
Roosevelt Paper Co., 5.39%, 6/1/12, LOC: Wachovia Bank (r)	1,760,000	1,760,000
Scott Street Land Co., 5.37%, 1/3/22, LOC: Fifth Third Bank (r)	3,005,000	3,005,000
Scottsboro Alabama Industrial Development Board Revenue, 5.35%, 10/1/10, LOC:

	Principal
	Amount	Value

Wachovia Bank (r)	650,000	650,000
Sea Island Co., 5.46%, 2/1/21, LOC: Columbus Bank & Trust (r)	1,585,000	1,585,000
Shawnee Kansas Private Activity Revenue, 5.50%, 12/1/12, LOC: JPMorgan Chase Bank (r)	3,245,000	3,245,000
Shelby County Tennessee Health Educational and Housing Facilities Board Revenue, 5.65%, 12/1/27, LOC: First Tennessee Bank (r)	1,600,000	1,600,000
Sheridan Colorado Redevelopment Agency Tax Allocation Revenue, 5.32%, 12/1/29, LOC: Citibank (r)	1,000,000	1,000,000
St. Joseph County Indiana Economic Development Revenue, 5.51%, 6/1/27, LOC: FHLB (r)	375,000	375,000
St. Paul Minnesota Port Authority Revenue, 5.50%, 3/1/21, LOC: Dexia Credit Local (r)	1,765,000	1,765,000
Standard Furniture Manufacturing Co., Inc., 5.37%, 3/1/15, LOC: RBC Centura Bank (r)	5,830,000	5,830,000
Taylor County Kentucky Tax Notes, 5.32%, 1/1/19, LOC: Peoples Bank & Trust, C/LOC: FHLB (r)	2,985,000	2,985,000
Tucson Arizona Airport Authority, Inc. Revenue, 5.35%, 11/1/18, LOC: Bank of America (r)	3,180,000	3,180,000
Tyler Enterprises LLC, 5.35%, 10/1/22, LOC: Peoples Bank and Trust, C/LOC: FHLB (r)	3,710,000	3,710,000
Washington State MFH Finance Commission Revenue :
5.38%, 6/15/32, LOC: Fannie Mae (r)	1,250,000	1,250,000
5.38%, 7/15/32, LOC: Fannie Mae (r)	805,000	805,000
5.38%, 7/15/34, LOC: Fannie Mae (r)	1,775,000	1,775,000
5.42%, 5/15/35, LOC: Fannie Mae (r)	960,000	960,000
5.37%, 5/1/37, LOC: Freddie Mac (r)	1,350,000	1,350,000

Total Taxable Variable Rate Demand Notes (Cost $147,794,000)		147,794,000

TOTAL INVESTMENTS (Cost $180,328,525) - 98.4%		180,328,525
Other assets and liabilities, net - 1.6%		2,875,412

Net Assets - 100%		$183,203,937

(c)	Colson Services Corporation is the collection and transfer agent for certain U.S. Government guaranteed variable rate loans. Each depository receipt pertains to a set, grouped by interest rate, of these loans.

(h)	Represents rate in effect at June 30,2007, after regularly scheduled adjustments on such date. Interest rates adjust generally at the beginning of the month, calendar quarter, or semiannually based on prime plus contracted adjustments. As of June 30, 2007, the prime rate was 8.25%.

(k)	These certificates of deposit are fully insured by agencies of the federal government.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Explanation of Guarantees:
BPA: Bond Purchase Agreement
C/LOC: Confirming Letter of Credit
LOC: Letter of Credit
Abbreviations:
AMBAC: American Municipal Bond Assurance Corp.
FHLB: Federal Home Loan Bank
FSB: Federal Savings Bank
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing
SO: Special Obligation
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SOCIAL INVESTMENT FUND BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2007

	Shares	Value

EQUITY SECURITIES - 60.5%
Aerospace & Defense - 0.1%
BE Aerospace, Inc.*	15,700	$648,410

Air Freight & Logistics - 1.3%
Expeditors International Washington, Inc.	10,300	425,390
FedEx Corp.	25,602	2,841,054
United Parcel Service, Inc., Class B	62,500	4,562,500

		7,828,944

Airlines - 0.4%
Continental Airlines, Inc., Class B*	35,800	1,212,546
UAL Corp.*	23,800	966,042

		2,178,588

Auto Components - 0.0%
Autoliv, Inc.	4,800	272,976

Automobiles - 0.3%
Harley-Davidson, Inc.	32,700	1,949,247

Beverages - 0.3%
PepsiCo, Inc.	31,400	2,036,290

Biotechnology - 0.8%
Amgen, Inc.*	80,010	4,423,753
Gilead Sciences, Inc.*	14,010	543,168

		4,966,921

Building Products - 0.0%
American Standard Co.’s, Inc.	4,565	269,244

Capital Markets - 2.6%
E*Trade Financial Corp.*	16,964	374,735
Federated Investors, Inc., Class B	6,600	252,978
Goldman Sachs Group, Inc.	36,500	7,911,375
Legg Mason, Inc.	24,772	2,437,069
Nuveen Investments, Inc.	68,800	4,275,920
SEI Investments Co.	14,200	412,368
T. Rowe Price Group, Inc.	8,614	446,980

		16,111,425

Chemicals - 0.7%
H.B. Fuller Co.	55,400	1,655,906
Lubrizol Corp.	900	58,095
Praxair, Inc.	31,800	2,289,282

		4,003,283

Commercial Banks - 1.7%
National City Corp.	5,900	196,588
US Bancorp	84,200	2,774,390
Wachovia Corp.	96,500	4,945,625
Wells Fargo & Co.	67,100	2,359,907

		10,276,510

Commercial Services & Supplies - 0.4%
ABM Industries, Inc.	38,300	988,523
Manpower, Inc.	8,500	784,040
United Stationers, Inc.*	15,700	1,046,248

		2,818,811

	Shares	Value

Communications Equipment - 1.3%
Centennial Communications Corp.*	27,500	260,975
Cisco Systems, Inc.*	213,456	5,944,750
Motorola, Inc.	105,200	1,862,040
QUALCOMM, Inc.	1,400	60,746

		8,128,511

Computers & Peripherals - 2.5%
Dell, Inc.*	71,100	2,029,905
EMC Corp.*	35,412	640,957
Hewlett-Packard Co.	119,200	5,318,704
International Business Machines Corp.	67,300	7,083,325
Western Digital Corp.*	28,280	547,218

		15,620,109

Consumer Finance - 0.7%
American Express Co.	47,000	2,875,460
Capital One Financial Corp.	20,600	1,615,864

		4,491,324

Containers & Packaging - 0.3%
AptarGroup, Inc.	27,900	992,124
Bemis Co., Inc.	20,400	676,872
Sealed Air Corp.	600	18,612

		1,687,608

Diversified Financial Services - 4.0%
Bank of America Corp.(s)	159,040	7,775,466
CIT Group, Inc.	64,600	3,542,018
First Republic Preferred Capital Corp., Preferred(e)	500	547,000
JPMorgan Chase & Co.	140,533	6,808,824
MFH Financial Trust I, Preferred(e)	20,000	2,045,000
Moody’s Corp.	7,749	481,988
Roslyn Real Estate Asset Corp., Preferred	10	1,001,562
WoodBourne Pass-Through Trust, Preferred(e)	20	2,005,000

		24,206,858

Diversified Telecommunication Services - 1.7%
AT&T, Inc.	244,965	10,166,048

Electric Utilities - 0.3%
Cleco Corp.	39,900	977,550
IDACORP, Inc.	28,200	903,528

		1,881,078

Electrical Equipment - 0.1%
Woodward Governor Co.	15,500	831,885

Electronic Equipment & Instruments - 0.8%
Amphenol Corp.	54,300	1,935,795
AVX Corp.	90,900	1,521,666
Ingram Micro, Inc.*	42,500	922,675
Jabil Circuit, Inc.	12,000	264,840

		4,644,976

Energy Equipment & Services - 1.5%
Global Industries Ltd.*	144,000	3,862,080
Grant Prideco, Inc.*	14,300	769,769
Smith International, Inc.	54,400	3,190,016
Tidewater, Inc.	16,400	1,162,432
Unit Corp.*	7,100	446,661

		9,430,958

	Shares	Value

Food & Staples Retailing - 0.4%
CVS Caremark Corp.	4,715	171,862
Walgreen Co.	48,892	2,128,758
Whole Foods Market, Inc.	11,731	449,297

		2,749,917

Food Products - 1.2%
General Mills, Inc.	68,200	3,984,244
Kellogg Co.	45,800	2,371,982
McCormick & Co., Inc.	14,400	549,792
TreeHouse Foods, Inc.*	12,000	319,320

		7,225,338

Gas Utilities - 0.8%
Energen Corp.	2,500	137,350
Oneok, Inc.	71,100	3,584,151
Questar Corp.	17,500	924,875

		4,646,376

Health Care Equipment & Supplies - 1.0%
Beckman Coulter, Inc.	4,000	258,720
Becton Dickinson & Co.	28,200	2,100,900
Cytyc Corp.*	11,000	474,210
Dentsply International, Inc.	10,200	390,252
Hospira, Inc.*	52,300	2,041,792
Medtronic, Inc.	15,371	797,140
Varian Medical Systems, Inc.*	3,000	127,530

		6,190,544

Health Care Providers & Services - 3.5%
AmerisourceBergen Corp.	54,900	2,715,903
Cardinal Health, Inc.	56,900	4,019,416
Cigna Corp.	62,800	3,279,416
Coventry Health Care, Inc.*	32,300	1,862,095
DaVita, Inc.*	2,500	134,700
Express Scripts, Inc.*	22,200	1,110,222
Laboratory Corp. of America Holdings, Inc.*	22,100	1,729,546
Lincare Holdings, Inc.*	8,500	338,725
McKesson Corp.	65,100	3,882,564
Quest Diagnostics, Inc.	8,224	424,770
WellCare Health Plans, Inc.*	19,600	1,773,996

		21,271,353

Hotels, Restaurants & Leisure - 0.7%
Darden Restaurants, Inc.	79,700	3,506,003
Starbucks Corp.*	32,300	847,552

		4,353,555

Household Durables - 0.6%
Garmin Ltd.	8,029	593,905
KB Home	3,500	137,795
Whirlpool Corp.	24,500	2,724,400

		3,456,100

Household Products - 2.0%
Colgate-Palmolive Co.	26,749	1,734,673
Kimberly-Clark Corp.	33,000	2,207,370
Procter & Gamble Co.	132,795	8,125,726

		12,067,769

Independent Power Producers & Energy Traders - 0.3%
Black Hills Corp.	52,900	2,102,775

Industrial Conglomerates - 1.2%
3M Co.	83,173	7,218,585

	Shares	Value

Insurance - 3.1%
ACE Ltd.	14,100	881,532
Aflac, Inc.	8,750	449,750
Ambac Financial Group, Inc.	23,700	2,066,403
American International Group, Inc.	28,600	2,002,858
American Physicians Capital, Inc.*	3,500	141,750
Arthur J. Gallagher & Co.	8,500	236,980
Brown & Brown, Inc.	9,500	238,830
Chubb Corp.	36,000	1,949,040

Commerce Group, Inc.	23,300	808,976
Conseco, Inc.:
Common *	110,276	2,303,666
Warrants (strike price $27.60/share, expires 9/10/08)*	3,161	1,549
First American Corp.	5,500	272,250
Hartford Financial Services Group, Inc.	15,205	1,497,844
Lincoln National Corp.	11,100	787,545
Phoenix Co.’s, Inc.	4,800	72,048
Safeco Corp.	1,400	87,164
StanCorp Financial Group, Inc.	13,200	692,736
The Travelers Co.’s, Inc.	78,000	4,173,000
W.R. Berkley Corp.	2,200	71,588

		18,735,509

Internet Software & Services - 0.1%
eBay, Inc.*	10,000	321,800

IT Services - 1.3%
Acxiom Corp.	14,100	372,945
Automatic Data Processing, Inc.	71,000	3,441,370
First Data Corp.	7,800	254,826
Fiserv, Inc.*	37,200	2,112,960
Tyler Technologies, Inc.*	31,600	392,156
Western Union Co.	79,400	1,653,902

		8,228,159

Life Sciences - Tools & Services - 0.1%
Applera Corp. - Applied Biosystems Group	4,000	122,160
Waters Corp.*	3,700	219,632

		341,792

Machinery - 2.9%
Cummins, Inc.	22,100	2,236,741
Danaher Corp.	41,456	3,129,928
Graco, Inc.	10,100	406,828
Illinois Tool Works, Inc.	84,600	4,584,474
Nordson Corp.	11,500	576,840
Parker Hannifin Corp.	28,800	2,819,808
Terex Corp.*	45,900	3,731,670

		17,486,289

Media - 2.5%
Cox Radio, Inc.*	5,300	75,472
Gray Television, Inc.	19,400	179,838
McGraw-Hill Co.’s, Inc.	95,900	6,528,872
Omnicom Group, Inc.	39,400	2,085,048
Time Warner, Inc.	255,700	5,379,928
Warner Music Group Corp.	94,400	1,364,080

		15,613,238

Metals & Mining - 0.0%
Reliance Steel & Aluminum Co.	3,700	208,162

Multiline Retail - 1.4%
Kohl’s Corp.*	37,032	2,630,383
Nordstrom, Inc.	61,600	3,148,992
Target Corp.	42,100	2,677,560

		8,456,935

	Shares	Value

Multi-Utilities - 0.9%
MDU Resources Group, Inc.	98,100	2,750,724
NiSource, Inc.	129,500	2,681,945
OGE Energy Corp.	1,500	54,975

		5,487,644

Office Electronics - 0.2%
Xerox Corp.*	80,400	1,485,792

Oil, Gas & Consumable Fuels - 3.5%
Chesapeake Energy Corp.	110,500	3,823,300
EOG Resources, Inc.	88,800	6,487,728
Headwaters, Inc.*	116,800	2,017,136
Plains Exploration & Production Co.*	24,800	1,185,688
St Mary Land & Exploration Co.	11,500	421,130
VeraSun Energy Corp.*	6,700	97,016
XTO Energy, Inc.	123,013	7,393,081

		21,425,079

Paper & Forest Products - 0.1%
Weyerhaeuser Co.	5,800	457,794

Personal Products - 0.1%
Playtex Products, Inc.*	22,000	325,820

Pharmaceuticals - 2.2%
Barr Pharmaceuticals, Inc.*	13,984	702,416
Johnson & Johnson	81,500	5,022,030
Pfizer, Inc.	295,200	7,548,264

		13,272,710

Real Estate Investment Trusts - 0.2%
CapitalSource, Inc.	11,500	282,785
Friedman Billings Ramsey Group, Inc.	19,884	108,567
HRPT Properties Trust	15,000	156,000
Thornburg Mortgage, Inc.	18,500	484,330

		1,031,682

Road & Rail - 0.2%
Avis Budget Group, Inc.*	37,800	1,074,654

Semiconductors & Semiconductor Equipment - 1.8%
Applied Materials, Inc.	9,000	178,830
Intel Corp.	115,111	2,735,037
Lam Research Corp.*	21,500	1,105,100
MEMC Electronic Materials, Inc.*	7,000	427,840
Micron Technology, Inc.*	6,300	78,939
Novellus Systems, Inc.*	72,200	2,048,314
Nvidia Corp.*	23,500	970,785
Photronics, Inc.*	95,500	1,421,040
Texas Instruments, Inc.	60,400	2,272,852

		11,238,737

Software - 1.9%
Adobe Systems, Inc.*	64,400	2,585,660
Citrix Systems, Inc.*	11,000	370,370
Microsoft Corp.	285,560	8,415,453

		11,371,483

	Shares	Value

Specialty Retail - 2.2%
Bed Bath & Beyond, Inc.*	6,300	226,737
Best Buy Co., Inc.	1,800	84,006
Casey’s General Stores, Inc.	9,200	250,792
Gap, Inc.	33,500	639,850
Home Depot, Inc.	139,883	5,504,396
Office Depot, Inc.*	48,200	1,460,460
Staples, Inc.	78,066	1,852,506
TJX Co.’s Inc.	64,400	1,771,000
World Fuel Services Corp.	35,500	1,493,130

		13,282,877

Textiles, Apparel & Luxury Goods - 0.4%
Nike, Inc., Class B	46,200	2,692,998

Thrifts & Mortgage Finance - 0.6%
Freddie Mac	3,000	182,100
Washington Mutual, Inc.	77,079	3,286,649

		3,468,749

Venture Capital - 1.3%
Agraquest, Inc.:
Series B Preferred(b)(i)*	190,477	38,033
Series C Preferred(b)(i)*	117,647	27,191
Series H Preferred(b)(i)*	4,647,053	316,892
Allos Therapeutics, Inc.*	171,271	757,018
CFBanc Corp.(b)(i)*	27,000	403,752
City Soft, Inc., Warrants:
(strike price $0.21/share, expires 05/15/12) (b)(i)*	189,375	—
(strike price $0.01/share, expires 10/15/12) (b)(i)*	118,360	—
(strike price $0.01/share, expires 10/15/12) (b)(i)*	887,700	—
(strike price $0.14/share, expires 10/15/12) (b)(i)*	118,359	—
(strike price $0.28/share, expires 10/15/12) (b)(i)*	118,359	—
(strike price $0.01/share, expires 2/28/13) (b)(i)*	29,590	—
(strike price $0.14/share, expires 2/28/13) (b)(i)*	29,590	—
(strike price $0.28/share, expires 2/28/13) (b)(i)*	29,590	—
(strike price $0.01/share, expires 5/31/13) (b)(i)*	29,590	—
(strike price $0.14/share, expires 5/31/13) (b)(i)*	29,590	—
(strike price $0.28/share, expires 5/31/13) (b)(i)*	29,590	—
(strike price $0.01/share, expires 8/31/13) (b)(i)*	35,372	—
(strike price $0.14/share, expires 8/31/13) (b)(i)*	35,372	—
(strike price $0.28/share, expires 8/31/13) (b)(i)*	35,372	—
(strike price $0.01/share, expires 9/4/13) (b)(i)*	250,000	—
(strike price $0.01/share, expires 9/4/13) (b)(i)*	23,127	—
(strike price $0.01/share, expires 9/4/13) (b)(i)*	173,455	—
(strike price $0.14/share, expires 9/4/13) (b)(i)*	23,127	—
(strike price $0.28/share, expires 9/4/13) (b)(i)*	23,128	—
(strike price $0.01/share, expires 11/30/13) (b)(i)*	35,372	—
(strike price $0.14/share, expires 11/30/13) (b)(i)*	35,372	—
(strike price $0.28/share, expires 11/30/13) (b)(i)*	35,372	—
(strike price $0.01/share, expires 4/21/14) (b)(i)*	162,500	—
Community Bank of the Bay*	4,000	35,000
Community Growth Fund*	1,498,306	1,666,406
Distributed Energy Systems Corp.*	14,937	19,418
Environmental Private Equity Fund II, Liquidating Trust (b)(i)*	200,000	28,314
Evergreen Solar, Inc.*	66,000	613,800
Gaiam Inc.*	12,500	227,875
H2Gen Innovations, Inc.:
Common Stock (b)(i)*	2,077	—
Common Warrants (strike price $1.00/share, expires 10/31/13) (b)(i)*	27,025	—
Series A Preferred (b)(i)*	69,033	111,143
Series A Preferred, Warrants (strike price $1.00/share, expires 1/1/12)(b)(i)*	1,104	673
Series B Preferred (b)(i)*	161,759	260,432
Series C Preferred (b)(i)*	36,984	59,544

	Shares	Value

Hayes Medical, Inc.:
Common Stock (b)(i)*	180,877	—
Series A-1 Preferred (b)(i)*	420,683	—
Series B Preferred (b)(i)*	348,940	17,447
Series C Preferred (b)(i)*	601,710	120,342
Inflabloc Pharmaceuticals, Inc.(b)(i)*	625	1
Neighborhood Bancorp(b)(i)*	10,000	253,633
Pharmadigm, Inc.(b)(i)*	568	—
Plethora Technology, Inc.:
Common Warrants (strike price $0.01/share, expires 4/29/15)(b)(i)*	72,000	—
Series A Preferred (a)(b)(i)*	825,689	—
Series A Preferred Warrants:
(strike price $0.85/share, expires 6/9/13) (b)(i)*	176,471	—
(strike price $0.85/share, expires 9/6/13) (b)(i)*	88,236	—
Seventh Generation, Inc.(b)(i)*	200,295	1,725,729
SMARTTHINKING, Inc.:
Series 1-A, Convertible Preferred(b)(i)*	104,297	172,388
Series 1-B, Convertible Preferred(b)(i)*	163,588	31,050
Series 1-B, Preferred Warrants (strike price $0.01/share, expires 5/26/15) (b)(i)*	11,920	2,143
Wild Planet Entertainment, Inc.:
Series B Preferred(b)(i)*	476,190	959,960
Series E Preferred(b)(i)*	129,089	260,233
Wind Harvest Co., Inc. Series A Preferred(b)(i)*	8,696	1

		8,108,418

Total Equity Securities (Cost $313,914,822)		369,848,637

	ADJUSTED
	BASIS

Limited Partnership Interest - 0.9%
Angels With Attitude I LLC (a)(b)(i)*	200,000	170,416
Coastal Venture Partners (b)(i)*	173,067	116,772
Common Capital (b)(i)*	400,397	294,370
First Analysis Private Equity Fund IV (b)(i)*	440,660	619,432
GEEMF Partners (a)(b)(i)*	126,746	790,437
Global Environment Emerging Markets Fund (b)(i)*	757,589	2,356,241
Hambrecht & Quist Environmental Technology Fund (b)(i)*	254,513	37,410
Infrastructure and Environmental Private Equity Fund III (b)(i)*	493,425	391,587
Labrador Ventures III (b)(i)*	360,875	85,858
Labrador Ventures IV (b)(i)*	813,363	191,177
Milepost Ventures (a)(b)(i)*	500,000	1
New Markets Growth Fund LLC (b)(i)*	175,646	172,006
Solstice Capital (b)(i)*	389,365	383,706
Utah Ventures (b)(i)*	867,581	—
Venture Strategy Partners (b)(i)*	206,058	25,810

Total Limited Partnership Interest (Cost $6,159,285)		5,635,223

Corporate Bonds - 16.5%
ACLC Business Loan Receivables Trust, 5.97%, 10/15/21 (e)(r)	492,427	477,604
AgFirst Farm Credit Bank:
6.585% to 06/15/12, floating rate thereafter to 6/15/49 (e)(r)	250,000	250,235
7.30%, 10/14/49 (e)	2,000,000	1,972,488
Alliance Mortgage Investments, 12.61%, 6/1/10 (r)(x)	385,345	308,276
American Express Co., 5.474%, 12/1/33 (r)	2,000,000	2,002,000
American National Red Cross, 5.362%, 11/15/11	3,215,000	3,224,934
APL Ltd., 8.00%, 1/15/24	550,000	511,500
Archstone-Smith Operating Trust, 5.25%, 12/1/10	1,000,000	990,769
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (e)(p)*	4,060,000	812,000
Aurora Military Housing LLC, 5.35%, 12/15/25 (e)	2,665,000	2,577,721
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	1,280,000	1,403,571
BAC Capital Trust XV, 6.16%, 6/1/56 (r)	3,000,000	3,000,708
Banc of America Commercial Mortgage Inc., 5.449%, 1/15/49	2,000,000	1,967,032
Bayview Research Center Finance Trust, 6.33%, 1/15/37 (e)	1,000,000	1,040,000
BF Saul REIT, 7.50%, 3/1/14	750,000	765,000

	ADJUSTED
	BASIS

BNP Paribas, 7.195% to 6/25/37, floating rate thereafter to 6/29/49 (e)(r)	1,000,000	1,017,791
Calfrac Holdings LP, 7.75%, 2/15/15 (e)	380,000	366,700
CAM US Finance SA Sociedad Unipersonal, 5.506%, 2/1/10 (e)(r)	2,000,000	2,000,054
Cardinal Health, Inc., 5.619%, 10/2/09 (e)(r)	1,000,000	1,001,030
Chase Funding Mortgage Loan, 4.045%, 5/25/33	2,956,416	2,919,172
Chesapeake Energy Corp., 6.50%, 8/15/17	500,000	472,500
Chevy Chase Bank FSB, 6.875%, 12/1/13	250,000	251,839
CIT Group, Inc., 6.10% to 3/15/17, floating rate thereafter to 3/15/67 (r)	1,250,000	1,139,895
City Soft, Inc.:
Convertible Notes I, 10.00%, 8/31/07 (b)(i)(w)	297,877	—
Convertible Notes II, 10.00%, 8/31/07 (b)(i)(w)	32,500	—
Convertible Notes III, 10.00%, 8/31/07 (b)(i)(w)	25,000	—
Convertible Notes IV, 10.00%, 8/31/07 (b)(i)(w)	25,000	—
College Loan Corp. Trust, 5.32%, 3/1/42 (e)(r)	1,900,000	1,900,000
Community Reinvestment Revenue Notes, 5.68%, 6/1/31 (e)	763,461	763,296
Corn Products International, Inc., 8.25%, 7/15/07	3,000,000	3,001,920
Credit Agricole SA, 6.637% to 5/31/17, floating rate thereafter to 5/31/49 (e)(r)	2,000,000	1,950,675
Crown Castle Towers LLC, 4.643%, 6/15/35 (e)	4,000,000	3,892,108
Dime Community Bancshares, Inc., 9.25%, 5/1/10 (e)	1,000,000	1,077,137
Discover Financial Services, 5.89%, 6/11/10 (e)(r)	1,500,000	1,497,092
Enterprise Products Operating LP, 7.034% to 1/15/18, floating thereafter to 1/15/68 (r)	500,000	477,315
ERAC USA Finance Co., 5.30%, 11/15/08 (e)	1,000,000	993,839
Fort Knox Military Housing , 5.815%, 2/15/52 (e)	2,000,000	1,958,240
Glitnir banki HF, 6.693% to 6/15/11, floating rate thereafter to 6/15/16 (e)(r)	1,500,000	1,521,003
Global Signal:
Trust II, 4.232%, 12/15/14 (e)	500,000	483,507
Trust III, 5.361%, 2/15/36 (e)	300,000	295,160
Great River Energy, 6.254%, 7/1/38 (e)	2,000,000	2,035,100
HBOS plc, 6.657% to 5/21/37 floating rate thereafter 5/29/49 (e)(r)	1,200,000	1,151,177
Health Care Property Investors, Inc., 5.81%, 9/15/08 (r)	3,000,000	2,999,886
HRPT Properties Trust, 5.96%, 3/16/11 (r)	1,250,000	1,249,957
HSBC Finance Corp., 5.836%, 2/15/08	2,000,000	2,004,487
Impac CMB Trust, 5.59%, 5/25/35 (r)	1,797,303	1,801,377
Independence Community Bank Corp., 3.75% to 4/1/09, floating rate thereafter to 4/1/14 (r)	2,500,000	2,429,071
JPMorgan Chase & Co., 5.10%, 10/28/08 (r)	3,850,000	3,848,362
KDM Development Corp., 2.41%, 12/31/07 (b)(i)	746,900	737,879
Leucadia National Corp., 7.00%, 8/15/13	670,000	656,600
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	1,696,000	8,480
8.30%, 12/1/37 (e)(m)*	6,130,000	30,650
8.45%, 12/1/97 (e)(m)*	2,560,000	12,800
M&I Marshall & Ilsley Bank, 5.63%, 12/4/12 (r)	500,000	499,918
Meridian Funding Co. LLC, 5.68%, 6/9/08 (r)	666,667	665,707
Nationwide Health Properties, Inc., 6.90%, 10/1/37	1,000,000	1,031,430
Ohana Military Communities LLC, 5.675%, 10/1/26 (e)	1,250,000	1,228,037
Orkney Re II plc, Series B, 8.36%, 12/21/35 (b)(e)(r)	1,100,000	1,045,000
Pacific Beacon LLC, 5.638%, 7/15/51 (e)	1,250,000	1,168,087
Pacific Pilot Funding Ltd., 6.108%, 10/20/16 (e)(r)	982,399	981,728
Pedernales Electric Cooperative, 5.952%, 11/15/22 (e)	500,000	498,627
Pioneer Natural Resources Co.:
6.65%, 3/15/17	500,000	473,483
6.875%, 5/1/18	3,300,000	3,133,333
Plethora Technology, 12.00%, 12/31/07 (b)(i)(w)	150,000	7,500
Preferred Term Securities IX Ltd., 6.096%, 4/3/33 (e)(r)	959,500	962,993
Prudential Financial, Inc., 5.51%, 6/13/08 (r)	1,500,000	1,501,336
Redstone Arsenal Military Housing, 5.45%, 9/1/26 (e)	1,250,000	1,204,684
Reed Elsevier Capital, Inc., 5.69%, 6/15/10 (r)	3,000,000	2,999,890
Residential Capital LLC, 5.86%, 6/9/08 (r)	5,000,000	4,949,877
Rose Smart Growth Investment Fund, 6.045%, 4/1/21 (b)(i)	1,000,000	1,000,000
Salvation Army, 5.46%, 9/1/16	160,000	157,165
Santander Issuances SA Unipersonal, 5.72%, 6/20/16 (e)(r)	1,000,000	1,017,394
Sovereign Bank, 4.00%, 2/1/08	1,235,000	1,224,528
SPARCS Trust 99-1, STEP, 0.00% to 4/15/19, 7.697% thereafter to 10/15/97 (e)(r)	1,000,000	329,465
Toll Road Investors Partnership II LP, Zero Coupon, 2/15/45 (e)	34,221,263	4,376,215
Whitney National Bank, 5.875%, 4/1/17	1,500,000	1,444,608

Total Corporate Bonds (Cost $113,474,097)		101,150,942

	ADJUSTED
	BASIS

U.S. Government Agencies and Instrumentalities - 8.6%
Fannie Mae, 5.50%, 12/25/16	1,341,773	1,321,752
Federal Home Loan Bank:
0.00%, 7/16/07 (r)	3,000,000	2,994,150
5.00%, 10/26/07 (r)	5,000,000	4,997,891
0.00%, 12/28/07 (r)	2,000,000	1,905,000
Federal Home Loan Bank Discount Notes, 7/2/07	29,000,000	28,996,133
Freddie Mac:
5.125%, 12/15/13	7,371,765	7,239,316
5.625%, 11/23/35	2,500,000	2,330,964
Small Business Administration:
5.038%, 3/10/15	995,117	957,383
4.94%, 8/10/15	1,848,186	1,796,595

Total U.S. Government Agencies and Instrumentalities (Cost $52,976,420)		52,539,184

Municipal Obligations - 0.2%
Maryland State Economic Development Corp. Revenue Bonds, 8.625%, 10/1/19 (f)*	3,750,000	1,131,711

Total Taxable Municipal Obligations (Cost $3,763,884)		1,131,711

Taxable Municipal Obligations - 11.9%
Access Group, Inc. Delaware Revenue Bonds, 5.29%, 12/27/32 (r)	3,000,000	2,997,180
Adams-Friendship Area Wisconsin School District GO Bonds, 5.42%, 3/1/17	200,000	193,984
Alameda California Corridor Transportation Authority Revenue Bonds, Zero Coupon, 10/1/11	6,000,000	4,767,900
Baltimore Maryland General Revenue Bonds, 5.27%, 7/1/18	750,000	722,123
Brownsville Texas Utility System Revenue Bonds, 5.204%, 9/1/17	500,000	478,040
California Statewide Communities Development Authority Revenue Bonds:
5.48%, 8/1/11	800,000	802,072
5.01%, 8/1/15	635,000	612,064
Chicago Illinois GO Bonds, 5.30%, 1/1/14	1,500,000	1,482,165
Commonwealth Pennsylvania Financing Authority Revenue Bonds, 5.631%, 6/1/23	1,940,000	1,937,284
Cook County Illinois School District No 89-Maywood GO Bonds, Zero Coupon, 12/1/13	2,135,000	1,494,372
Detroit Michigan GO Bonds, 5.15%, 4/1/25	1,250,000	1,127,200
Escondido California Joint Powers Financing Authority Lease Revenue Bonds, 5.53%, 9/1/18	750,000	749,400
Grant County Washington Public Utility District No. 2 Revenue Bonds, 5.17%, 1/1/15	500,000	486,375
Illinois State Housing Development Authority Revenue Bonds, 5.60%, 12/1/15	1,270,000	1,264,120
Indiana State Bond Bank Revenue Bonds, 6.01%, 7/15/21	2,500,000	2,510,275
Inglewood California Pension Funding Revenue Bonds, 5.07%, 9/1/20	660,000	617,146
Kansas State Finance Development Authority Revenue Bonds, 4.152%, 5/1/11	1,500,000	1,433,280
King County Washington Housing Authority Revenue Bonds, 6.375%, 12/31/46	500,000	497,495
Long Beach California Bond Finance Authority Revenue Bonds, 4.80%, 8/1/16	1,545,000	1,456,765
Los Angeles California Community Redevelopment Agency Tax Allocation Bonds, 4.60%, 7/1/10	840,000	817,958
Los Angeles California Department of Airports Revenue Bonds, 5.404%, 5/15/16	1,515,000	1,488,124
Malibu California Integrated Water Quality Improvement COPs, 5.39%, 7/1/16	1,130,000	1,108,700
Michigan State Municipal Bond Authority Revenue Bonds, 5.252%, 6/1/15	2,000,000	1,959,620
Montgomery Alabama GO Bonds, 4.94%, 4/1/17	700,000	666,589
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	750,000	711,008
New York State MMC Corp. Revenue , 5.50%, 11/1/35 (r)	1,000,000	1,000,000
New York State Sales Tax Asset Receivables Corp. Revenue Bonds, 4.06%, 10/15/10	4,000,000	3,856,280
Oakland California Redevelopment Agency Tax Allocation Bonds:
5.252%, 9/1/16	2,500,000	2,468,425
5.383%, 9/1/16	3,000,000	2,940,930
5.263%, 9/7/16	1,000,000	985,470
Oceanside California PO Revenue Bonds, 5.04%, 8/15/17	750,000	710,603

	ADJUSTED
	BASIS

Oregon State School Boards Association GO Bonds, Zero Coupon:
6/30/12	4,000,000	3,057,320
6/30/14	1,500,000	1,021,305
Pennsylvania State Higher Education Assistance Agency Revenue Bonds:
5.33%, 4/1/47 (r)	2,000,000	2,000,000
5.339%, 4/1/47 (r)	4,000,000	3,999,801
Philadelphia Pennsylvania School District GO Bonds, 5.09%, 7/1/20	750,000	703,132
Pittsburgh Pennsylvania GO Bonds, 5.47%, 9/1/08	2,500,000	2,504,200
Roseville California Redevelopment Agency Tax Allocation Bonds, 5.90%, 9/1/28	250,000	240,630
Sacramento City California Financing Authority Tax Allocation Revenue Bonds, 5.54%, 12/1/20	500,000	488,875
San Bernardino California Joint Powers Financing Authority Tax Allocation Bonds, 5.625%, 5/1/16	500,000	490,255
San Diego California Redevelopment Agency Tax Allocation Bonds, 5.66%, 9/1/16	1,500,000	1,504,965
San Diego County California PO Revenue Bonds, 0.01%, 8/15/12	1,790,000	1,355,334
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.46%, 8/1/35	1,000,000	886,370
San Ramon California Public Financing Authority Tax Allocation Bonds, 5.65%, 2/1/21	1,775,000	1,717,721
Santa Fe Springs California Community Development Commission Tax Allocation Bonds, 5.35%, 9/1/18	1,500,000	1,459,335
Schenectady New York Metroplex Development Authority Revenue Bonds, 5.29%, 8/1/14	170,000	166,523
Secaucus New Jersey Municipal Utilities Authority Revenue Bonds:
3.65%, 12/1/08	745,000	729,742
3.90%, 12/1/09	1,150,000	1,117,087
Texas Municipal Gas Corp., Gas Reservation Revenue Bonds, 2.60%, 7/1/07	110,000	110,000
University of Central Florida COPs, 5.375%, 10/1/35	500,000	458,935
Utah State Housing Corp. Military Housing Revenue Bonds, 5.392%, 7/1/50	1,500,000	1,363,185
Vacaville California Redevelopment Agency Housing Tax Allocation Bonds, 6.125%, 9/1/20	665,000	667,008
West Bend Wisconsin Joint School District No. 1 GO Bonds, 5.46%, 4/1/21	750,000	732,922
West Contra Costa California Unified School District Revenue Bonds, 4.90%, 1/1/15	555,000	529,165
Wilkes-Barre Pennsylvania GO Bonds, 5.23%, 11/15/18	1,000,000	946,560

Total Taxable Municipal Obligations (Cost $74,127,470)		72,593,317

High Social Impact Investments - 0.8%
Calvert Social Investment Foundation Notes, 3.00%, 7/1/09 (b)(i)(r)	5,016,666	4,828,892

Total High Social Impact Investments (Cost $5,016,666)		4,828,892

Certificates of Deposit - 0.1%
Alternative Federal Credit Union, 3.75%, 11/30/07 (b)(k)	50,000	49,845
First American Credit Union, 5.35%, 12/26/07 (b)(k)	92,000	91,595
Mission Area Federal Credit Union, 4.25%, 11/20/07 (b)(k)	50,000	49,825
Native American Credit Union, 4.25%, 11/13/07 (b)(k)	92,000	91,678
ShoreBank & Trust Co., 4.80%, 12/6/07 (b)(k)	100,000	99,610

Total Certificates of Deposit (Cost $384,000)		382,553

TOTAL INVESTMENTS (Cost $569,816,644) - 99.5%		608,110,459
Other assets and liabilities, net - 0.5%		2,961,330

NET ASSETS - 100%		$611,071,789

			UNDERLYING	UNREALIZED
	# of	EXPIRATION	FACE AMOUNT	APPRECIATION
FUTURES	CONTRACTS	DATE	AT VALUE	(DEPRECIATION)

Purchased:
2 Year U.S. Treasury Notes	267	09/07	$54,409,594	($72,784)
10 Year U.S. Treasury Notes	894	09/07	94,498,594	1,022,081

Total Purchased				$949,297

Sold:
U.S. Treasury Bonds	341	09/07	$36,742,750	($337,589)

5 Year U.S. Treasury Notes	27	09/07	2,810,109	(13,541)

Total Sold				($351,130)

(a)	Affiliated company.

(b)	This security was valued by the Board of Trustees. See note A.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)	Interest payments have been deferred until July 1, 2007. At June 30, 2007 accumulated deferred interest totaled $1,253,025 and includes interest accrued since and due on October 1, 2003. This security is no longer accruing interest. Subsequent to period end, the conditions of the Supplemental Indenture were extended until October 31, 2007.

(i)	Restricted securities represent 2.8% of net assets of the Portfolio.

(k)	These certificates of deposit are fully insured by agencies of the federal government.

(m)	The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(p)	The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments due in August of 2006 and February 2007. This security is no longer accruing interest. During the period, $194,292 accrued interest was written off.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(s)	45,000 shares of Bank of America Corp. held by the Balanced Portfolio have been soft segregated in order to cover outstanding commitments to certain limited partnership investments within the Portfolio. There are no restrictions on the trading of this security.

(w)	Security is in default and is no longer accruing interest.

(x)	Subsequent to period end, Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. As a result, the value of the bond was marked down to $0 and $3,914 of accrued interest was written off.

*	Non-income producing security.
Abbreviations:
COPs: Certificates of Participation
GO: General Obligation
LLC: Limited Liability Corporation
LP: Limited Partnership
PO: Pension Obligation
REIT: Real Estate Investment Trust
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
VRDN: Variable Rate Demand Notes
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

BALANCED PORTFOLIO

	ACQUISITION
RESTRICTED SECURITIES	DATES	COST

Agraquest, Inc., Series B Preferred	02/26/97	$200,001
Agraquest, Inc., Series C Preferred	03/11/98 - 06/27/03	200,000
Agraquest, Inc, Series H Preferred	05/25/05 - 01/11/07	316,894
Angels With Attitude LLC	08/28/00 - 04/30/03	200,000
Calvert Social Investment Foundation Notes, 3.00%, 7/1/07	07/01/04	5,016,666
CFBanc Corp.	03/14/03	270,000
CitySoft Note I, 10.00%, 8/31/06	10/15/02	297,877
CitySoft Note II, 10.00%, 8/31/06	09/09/03	32,500
CitySoft Note III, 10.00%, 8/31/06	05/04/04	25,000
CitySoft Note IV, 10.00%, 8/31/06	03/11/05	25,000
City Soft, Inc., Warrants:
(strike price $0.21/share, expires 05/15/12)	11/22/02	—
(strike price $0.01/share, expires 10/15/12)	05/04/04	—
(strike price $0.01/share, expires 10/15/12)	11/22/02	—
(strike price $0.14/share, expires 10/15/12)	11/22/02	—
(strike price $0.28/share, expires 10/15/12)	11/22/02	—
(strike price $0.01/share, expires 02/28/13)	04/11/03	—
(strike price $0.14/share, expires 02/28/13)	04/11/03	—
(strike price $0.28/share, expires 02/28/13)	04/11/03	—
(strike price $0.01/share, expires 05/31/13)	07/15/03	—
(strike price $0.14/share, expires 05/31/13)	07/15/03	—
(strike price $0.28/share, expires 05/31/13)	07/15/03	—
(strike price $0.01/share, expires 08/31/13)	09/09/03	—
(strike price $0.14/share, expires 08/31/13)	09/09/03	—
(strike price $0.28/share, expires 08/31/13)	09/09/03	—
(strike price $0.01/share, expires 09/4/13)	03/11/05	—
(strike price $0.01/share, expires 09/4/13)	09/09/03	—
(strike price $0.01/share, expires 09/4/13)	05/04/04	—
(strike price $0.14/share, expires 09/4/13)	09/09/03	—
(strike price $0.28/share, expires 09/4/13)	09/09/03	—
(strike price $0.01/share, expires 11/30/13)	01/16/04	—
(strike price $0.14/share, expires 11/30/13)	01/16/04	—
(strike price $0.28/share, expires 11/30/13)	01/16/04	—
(strike price $0.01/share, expires 4/21/14)	03/11/05	—
Coastal Venture Partners	06/07/96 - 06/22/00	173,067
Commons Capital	02/15/01 - 05/14/07	400,398
Environmental Private Equity Fund II	12/31/93 - 04/26/07	18,422
First Analysis Private Equity Fund IV	02/25/02 - 04/24/07	440,660
GEEMF Partners	02/28/97	126,746
Global Environment Emerging Markets Fund	01/14/94 - 12/01/95	757,589
H2Gen Innovations Common Stock	11/04/04	—
H2Gen Innovations, Inc., Common Warrants(strike price $1.00/share, expires 10/31/13)	11/06/03 - 02/02/04	—
H2Gen Innovations, Inc., Series A Preferred	12/30/02	251,496
H2Gen Innovations, Inc., Series A Preferred, Warrants(strike price $1.00/share, expires 1/1/12)	11/07/02	—
H2Gen Innovations, Inc., Series B Preferred	11/06/03 - 10/21/04	161,759
H2Gen Innovations, Inc., Series C Preferred	06/1/06	52,886
Hambrecht & Quist Environmental Technology Fund	08/11/89 - 08/10/94	254,513
Hayes Medical Common Stock	01/31/97 - 07/22/99	504,331
Hayes Medical Series A-1 Preferred Stock	08/19/05	4,417
Hayes Medical Series B Preferred Stock	08/19/05-02/10/06	139,576
Hayes Medical Series C Preferred Stock	08/19/05-02/10/06	120,342
Inflabloc	12/29/03	261,945
Infrastructure and Environmental Private Equity Fund III	04/16/97 - 02/12/01	493,425
KDM Development Corp., 2.41%, 12/31/07	11/03/99	737,879
Labrador Ventures III	08/11/98 - 04/02/01	360,875
Labrador Ventures IV	12/14/99 - 06/27/05	813,364
Milepost Ventures	05/27/98 - 04/23/02	500,000
Neighborhood Bancorp	06/25/97	100,000
New Markets Growth Fund LLC	01/08/03 - 09/07/06	175,646
Pharmadigm, Inc.	07/05/96 - 06/18/97	238,055

	ACQUISITION
RESTRICTED SECURITIES	DATES	COST

Plethora Technology Series A Preferred Stock	04/29/05-05/13/05	701,835
Plethora Technology Common Warrants 4/29/2015 $0.01	06/23/03-02/10/04	75,360
Plethora Technology Series A Preferred Warrants 6/9/2013 $0.85	06/8/06	—
Plethora Technology Series A Preferred Warrants 9/6/2013 $0.86	11/3/2006	—
Plethora Technology Note	06/8/06	150,000
Rose Smart Growth Fund I LP Note	04/10/06	1,000,000
Seventh Generation, Inc.	04/12/02 - 05/06/03	230,500
SMARTTHINKING, Inc., Series 1-A, Convertible Preferred	04/22/03 - 05/27/05	159,398
SMARTTHINKING, Inc., Series 1-B, Convertible Preferred	06/10/03	250,000
SMARTTHINKING, Inc., Series 1-B Preferred Warrants (strike price $0.01, expires 5/26/2015)	05/27/05	—
Solstice Capital	06/26/01 - 04/26/07	389,365
Utah Ventures	11/17/97 - 02/05/03	867,581
Venture Strategy Partners	08/21/98 - 02/26/03	206,058
Wild Planet Toys, Inc., Series B Preferred	07/12/94	200,000
Wild Planet Toys, Inc., Series E Preferred	04/09/98	180,725
Wind Harvest Co., Inc. Series A Preferred	05/16/94	100,000
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SOCIAL INVESTMENT FUND BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2007

	PRINCIPAL
	AMOUNT	VALUE

CORPORATE BONDS - 51.2%
ACLC Business Loan Receivables Trust, 5.97%, 10/15/21 (e)(r)	$492,427	$477,604
AgFirst Farm Credit Bank:
8.393% to 12/15/11, floating rate thereafter to 12/15/16 (r)	1,000,000	1,080,550
6.585% to 6/15/12, floating rate thereafter to 6/15/49 (e)(r)	2,250,000	2,252,117
7.30%, 10/14/49 (e)	2,000,000	1,972,488
Alliance Mortgage Investments:
12.61%, 6/1/10 (r)(x)	481,681	385,345
15.36%, 12/1/10 (r)(y)	207,840	166,272
American Express Co., 5.474%, 12/1/33 (r)	5,000,000	5,005,000
American National Red Cross:
5.33%, 11/15/08	3,000,000	2,999,790
5.32%, 11/15/09	2,500,000	2,504,775
5.316%, 11/15/10	2,410,000	2,414,675
5.392%, 11/15/12	2,000,000	2,009,280
5.567%, 11/15/17	2,000,000	2,008,760
APL Ltd., 8.00%, 1/15/24	600,000	558,000
Archstone-Smith Operating Trust, 5.25%, 12/1/10	1,000,000	990,769
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (e)(p)*	3,500,000	700,000
Aurora Military Housing LLC, 5.32%, 12/15/20 (e)	3,475,000	3,365,781
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	2,655,000	2,911,313
AXA SA, 6.463% to 12/14/18, floating rate thereafter to 12/14/49 (e)(r)	1,000,000	938,922
BAC Capital Trust XV, 6.16%, 6/1/56 (r)	7,000,000	7,001,653
Banc of America Commercial Mortgage Inc., 5.449%, 1/15/49	5,000,000	4,917,580
Bank One Corp., 2.625%, 6/30/08	5,000,000	4,868,245
Bank One Texas, 6.25%, 2/15/08	2,080,000	2,090,282
Bayview Research Center Finance Trust, 6.33%, 1/15/37 (e)	5,000,000	5,200,000
BF Saul, 7.50%, 3/1/14	1,250,000	1,275,000
BNP Paribas, 7.195% to 6/25/37, floating rate thereafter to 6/29/49 (e)(r)	3,000,000	3,053,374
Calfrac Holdings LP, 7.75%, 2/15/15 (e)	1,000,000	965,000
CAM US Finance SA Sociedad Unipersonal, 5.506%, 2/1/10 (e)(r)	3,000,000	3,000,081
Cardinal Health, Inc., 5.619%, 10/2/09 (e)(r)	1,250,000	1,251,288
Chase Funding Mortgage Loan, 4.045%, 5/25/33	2,956,416	2,919,172
Chesapeake Energy Corp., 6.50%, 8/15/17	1,000,000	945,000
Chevy Chase Bank FSB, 6.875%, 12/1/13	500,000	503,678
CIT Group, Inc., 6.10% to 3/15/17, floating rate thereafter to 3/15/67 (r)	2,500,000	2,279,790
Clinic Building LLC VRDN, 5.38%, 2/1/23 (r)	2,325,000	2,325,000
College Loan Corp. Trust, 5.32%, 3/1/42 (e)(r)	2,450,000	2,450,000
Collegiate Funding Services Education Loan Trust I:
Class A3, 5.319%, 12/28/43 (r)	16,700,000	16,700,000
Class A7, 5.319%, 12/28/43 (r)	35,000,000	35,098,350
Community Reinvestment Revenue Notes, 5.90%, 6/1/31 (e)	2,000,000	1,992,138
Corn Products International, Inc., 8.25%, 7/15/07	4,000,000	4,002,559
Credit Agricole, 6.637% to 5/31/17, floating rate thereafter to 5/31/49 (e)(r)	5,500,000	5,364,355
Crown Castle Towers LLC:
4.643%, 6/15/35 (e)	4,000,000	3,892,108
5.245%, 11/15/36 (e)	4,000,000	3,930,045
Crystal Clinic, 5.38%, 4/1/20 (r)	6,350,000	6,350,000
CVS Caremark Corp., 6.302% to 6/1/12, floating rate thereafter to 6/1/37 (r)	3,000,000	2,937,473
Dime Community Bancshares, Inc., 9.25%, 5/1/10 (e)	1,000,000	1,077,137
Discover Financial Services, 5.89%, 6/11/10 (e)(r)	2,000,000	1,996,122
Education Loan Asset-Backed Trust, 5.30%, 2/1/43 (e)(r)	5,000,000	5,000,000
Enterprise Products Operating LP, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	2,000,000	1,909,258
ERAC USA Finance Co., 5.30%, 11/15/08 (e)	1,000,000	993,839
Fort Knox Military Housing , 5.815%, 2/15/52 (e)	3,500,000	3,426,920
Glitnir banki HF:
5.516%, 10/15/08 (e)(r)	2,000,000	1,999,956
5.795%, 1/21/11 (e)(r)	1,000,000	999,964
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (e)(r)	750,000	760,501
Global Signal Trust II, 4.232%, 12/15/14 (e)	1,000,000	967,013

	PRINCIPAL
	AMOUNT	VALUE

Global Signal Trust III, 5.361%, 2/15/36 (e)	1,500,000	1,475,801
Goldman Sachs Group, Inc., 5.536%, 2/6/12 (r)	2,950,000	2,941,442
Great River Energy, 6.254%, 7/1/38 (e)	4,000,000	4,070,200
HBOS plc:
6.657% to 5/21/37, floating rate thereafter to 5/21/49 (e)(r)	3,000,000	2,877,942
6.413% to 10/1/35, floating rate thereafter to 9/29/49 (e)(r)	2,000,000	1,891,740
Health Care Property Investors, Inc., 5.81%, 9/15/08 (r)	3,000,000	2,999,886
HRPT Properties Trust, 5.96%, 3/16/11 (r)	2,000,000	1,999,932
HSBC Finance Corp.:
5.836%, 2/15/08	6,000,000	6,013,463
4.45%, 9/15/08	3,000,000	2,968,055
Impac CMB Trust:
5.59%, 5/25/35 (r)	1,797,303	1,801,377
5.64%, 8/25/35 (r)	1,380,033	1,383,573
Independence Community Bank Corp., 3.75% to 4/1/09, floating rate thereafter to 4/1/14 (r)	3,000,000	2,914,885
Irwin Land LLC, 4.51%, 12/15/15 (e)	2,500,000	2,386,225
JPMorgan Chase & Co., 5.10%, 10/28/08 (r)	6,725,000	6,722,140
JPMorgan Chase Capital XXII, 6.45%, 2/2/37	1,000,000	950,563
Kaupthing Bank HF, 6.056%, 1/15/10 (e)(r)	1,000,000	1,010,434
LB-UBS Commercial Mortgage Trust, 6.41%, 12/15/19	2,672,633	2,679,502
Leucadia National Corp., 7.00%, 8/15/13	1,345,000	1,318,100
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	2,942,000	14,710
8.30%, 12/1/37 (e)(m)*	3,500,000	17,500
M&I Marshall & Ilsley Bank, 5.63%, 12/4/12 (r)	1,000,000	999,837
Mcguire Air Force Base Military Housing Project, 5.611%, 9/15/51 (e)	1,500,000	1,419,675
Meridian Funding Co. LLC, 5.86%, 8/30/07 (e)(r)	3,000,000	2,999,801
Mid-Atlantic Family Military Communities LLC, 5.24%, 8/1/50 (e)	1,250,000	1,143,863
Nationwide Health Properties, Inc.:
6.50%, 7/15/11	1,500,000	1,528,589
6.90%, 10/1/37	1,300,000	1,340,859
Ohana Military Communities LLC, 5.675%, 10/1/26 (e)	2,500,000	2,456,075
OPTI Canada Inc., 7.875%, 12/15/14 (e)	500,000	501,250
Orkney Re II plc, Series B, 8.36%, 12/21/35 (b)(e)(r)	1,700,000	1,615,000
Pacific Beacon LLC, 5.638%, 7/15/51 (e)	2,750,000	2,569,793
Pacific Pilot Funding Ltd., 6.108%, 10/20/16 (e)(r)	982,399	981,728
Pedernales Electric Cooperative, 5.952%, 11/15/22 (e)	1,500,000	1,495,882
Pioneer Natural Resources Co.:
5.875%, 7/15/16	3,000,000	2,699,793
6.875%, 5/1/18	6,500,000	6,171,717
Preferred Term Securities IX Ltd., 6.096%, 4/3/33 (e)(r)	959,500	962,993
Prudential Financial, Inc., 5.51%, 6/13/08 (r)	2,000,000	2,001,781
Reed Elsevier Capital, Inc., 5.69%, 6/15/10 (r)	3,500,000	3,499,872
Regions Financial Corp., 4.50%, 8/8/08	3,500,000	3,468,652
Residential Capital LLC, 5.86%, 6/9/08 (r)	9,000,000	8,909,779
Richmond County Capital Corp., 8.61%, 7/15/49 (e)	2,000,000	2,007,500
Salvation Army, 5.46%, 9/1/16	310,000	304,507
Santander Issuances SA Unipersonal, 5.71%, 6/20/16 (e)(r)	5,000,000	5,086,971
Sovereign Bancorp, 5.64%, 3/1/09 (r)	2,000,000	2,004,754
Sovereign Bank, 4.00%, 2/1/08	1,500,000	1,487,281
SPARCS Trust 99-1, STEP, 0.00% to 4/15/19, 7.697% thereafter to 10/15/97 (e)(r)	1,000,000	329,465
Student Loan Consolidation Center, 5.30%, 3/1/42 (e)(r)	6,000,000	5,999,760
TIERS Trust, 8.45%, 12/1/17 (n)*	439,239	6,589
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/28 (e)	3,300,000	927,927
2/15/45 (e)	68,351,384	8,740,775
Whitney National Bank, 5.875%, 4/1/17	2,500,000	2,407,679

Total Corporate Bonds (Cost $309,942,011)		301,691,939

	PRINCIPAL
	AMOUNT	VALUE

TAXABLE MUNICIPAL OBLIGATIONS - 29.9%
Adams-Friendship Area Wisconsin School District GO Bonds:
5.28%, 3/1/14	155,000	152,038
5.32%, 3/1/15	165,000	160,933
5.47%, 3/1/18	190,000	183,872
Alameda California Corridor Transportation Authority Revenue Bonds, Zero Coupon:
10/1/08	9,545,000	8,910,448
10/1/11	11,655,000	9,261,646
Baltimore Maryland General Revenue Bonds, 5.27%, 7/1/18	1,250,000	1,203,537
Brownsville Texas Utility System Revenue Bonds, 5.204%, 9/1/17	260,000	248,581
California Statewide Communities Development Authority Revenue Bonds:
Zero Coupon, 6/1/10	1,415,000	1,208,495
Zero Coupon, 6/1/12	1,530,000	1,171,858
Zero Coupon, 6/1/13	1,585,000	1,146,573
5.58%, 8/1/13	1,085,000	1,092,172
2004 Series A-2, Zero Coupon, 6/1/14	1,645,000	1,121,512
2006 Series A-2, Zero Coupon, 6/1/14	3,305,000	2,253,250
5.01%, 8/1/15	700,000	674,716
Zero Coupon, 6/1/19	2,910,000	1,463,672
Camarillo California Community Development Commission Tax Allocation Bonds, 5.78%, 9/1/26	970,000	937,224
Canyon Texas Regional Water Authority Revenue Bonds, 6.10%, 8/1/21	750,000	757,762
Chicago Illinois GO Bonds, 5.20%, 1/1/11	4,770,000	4,741,380
College Park Georgia Revenue Bonds, 5.581%, 1/1/10	4,350,000	4,377,318
Commonwealth Pennsylvania Financing Authority Revenue Bonds, 5.631%, 6/1/23	2,910,000	2,905,926
Cook County Illinois School District GO Bonds, Zero Coupon:
12/1/14	1,975,000	1,302,690
12/1/19	280,000	135,845
12/1/20	700,000	316,253
12/1/21	700,000	300,090
12/1/24	620,000	222,859
Dallas-Fort Worth Texas International Airport Facilities Improvement Corp. Revenue Bonds, 6.60%, 11/1/12	1,635,000	1,692,764
Detroit Michigan GO Bonds, 5.15%, 4/1/25	2,500,000	2,254,400
El Paso Texas GO Bonds, 5.86%, 8/15/17	1,575,000	1,590,451
Elkhart Indiana Community Schools GO Bonds, 5.70%, 7/5/15	1,435,000	1,441,945
Escondido California Joint Powers Financing Authority Lease Revenue Bonds, 5.53%, 9/1/18	1,250,000	1,249,000
Fairfield California PO Revenue Bonds, 5.22%, 6/1/20	845,000	802,294
Florida State First Governmental Financing Commission Revenue Bonds, 5.30%, 7/1/19	1,340,000	1,274,367
Grant County Washington Public Utility District No. 2 Revenue Bonds, 5.17%, 1/1/15	895,000	870,611
Illinois State Housing Development Authority Revenue Bonds, 5.60%, 12/1/15	1,265,000	1,259,143
Indiana State Bond Bank Revenue Bonds, 6.01%, 7/15/21	4,000,000	4,016,440
Inglewood California Pension Funding Revenue Bonds, 5.07%, 9/1/20	1,000,000	935,070
Jackson & Williamson Counties Illinois GO Bonds, Zero Coupon:
12/1/18	180,000	92,140
12/1/19	180,000	85,925
12/1/20	180,000	80,719
12/1/22	180,000	70,366
12/1/23	180,000	66,134
12/1/24	180,000	61,632
Johnson City Tennessee Public Building Authority Revenue Bonds, 6.20%, 9/1/21	2,320,000	2,343,989
Kansas State Finance Development Authority Revenue Bonds, 4.372%, 5/1/12	2,250,000	2,144,497
King County Washington Housing Authority Revenue Bonds, 6.375%, 12/31/46	1,000,000	994,990
Lawrence Township Indiana School District GO Bonds, 5.80%, 7/5/18	1,095,000	1,092,339
Long Beach California Bond Finance Authority Revenue Bonds:
4.66%, 8/1/15	1,535,000	1,449,731
4.90%, 8/1/17	1,715,000	1,613,249
Los Angeles California Community Redevelopment Agency Tax Allocation Bonds, 5.27%, 7/1/13	970,000	951,298
Malibu California Integrated Water Quality Improvement COPs, 5.64%, 7/1/21	1,160,000	1,131,522
Michigan State Revenue Bonds, 5.252%, 6/1/15	4,000,000	3,919,240
Monrovia California Redevelopment Agency Tax Allocation Bonds, 5.30%, 5/1/17	1,160,000	1,129,214
Montgomery Alabama GO Bonds, 4.94%, 4/1/17	880,000	837,998
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	1,500,000	1,422,015
Nekoosa Wisconsin School District GO Bonds, 5.74%, 4/1/16	485,000	489,268

	PRINCIPAL
	AMOUNT	VALUE

New Jersey State Economic Development Authority State Pension Funding Revenue Bonds, Zero Coupon, 2/15/12	2,822,000	2,201,922
New York City IDA Revenue Bonds, 6.027%, 1/1/46	1,885,000	1,874,180
New York State MMC Corp. Revenue VRDN, 5.50%, 11/1/35 (r)	2,000,000	2,000,000
New York State Sales Tax Asset Receivables Corp. Revenue Bonds, 3.60%, 10/15/08	715,000	700,850
Oakland California PO Revenue Bonds, Zero Coupon, 12/15/20	1,490,000	671,528
Oakland California Redevelopment Agency Tax Allocation Bonds:
5.383%, 9/1/16	5,565,000	5,455,425
5.263%, 9/7/16	2,000,000	1,970,940
5.411%, 9/1/21	2,270,000	2,206,236
Oceanside California PO Revenue Bonds, 5.04%, 8/15/17	1,000,000	947,470
Oklahoma City Oklahoma Airport Trust Revenue Bonds, 5.05%, 10/1/11	1,455,000	1,432,331
Oregon State School Boards Association GO Bonds, Zero Coupon:
6/30/12	7,000,000	5,350,310
6/30/14	2,500,000	1,702,175
6/30/18	1,195,000	639,421
Pennsylvania State Higher Education Assistance Agency Revenue Bonds:
5.32%, 10/1/42 (r)	10,700,000	10,700,000
5.33%, 4/1/47 (r)	5,000,000	5,000,000
5.339%, 4/1/47 (r)	10,000,000	9,999,502
Philadelphia Pennsylvania School District GO Bonds, 5.09%, 7/1/20	1,000,000	937,510
Pierce County Washington Cascade Christian Schools Revenue Bonds, 7.65%, 12/1/09	452,000	449,288
Pittsburgh Pennsylvania GO Bonds, 5.47%, 9/1/08	6,000,000	6,010,080
Placer County California Redevelopment Agency Tax Allocation Bonds, 5.95%, 8/1/22	1,040,000	1,033,802
Roseville California Redevelopment Agency Tax Allocation Bonds, 5.90%, 9/1/28	500,000	481,260
Sacramento City California Financing Authority Tax Allocation Revenue Bonds, 5.54%, 12/1/20	1,000,000	977,750
San Bernardino California Joint Powers Financing Authority Tax Allocation Bonds, 5.625%, 5/1/16	1,000,000	980,510

San Diego California Redevelopment Agency Tax Allocation Bonds, 5.66%, 9/1/16	3,000,000	3,009,930
San Diego County California PO Revenue Bonds, Zero Coupon, 8/15/12	4,000,000	3,028,680
San Francisco City and County California Redevelopment Financing Authority Revenue Bonds, 5.00%, 8/1/07	980,000	980,078
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.10%, 8/1/20	2,555,000	2,385,731
Santa Fe Springs California Community Development Commission Tax Allocation Bonds, 5.35%, 9/1/18	2,500,000	2,432,225
Schenectady New York Metroplex Development Authority Revenue Bonds, 5.33%, 8/1/16	445,000	431,583
Secaucus New Jersey Municipal Utilities Authority Revenue Bonds:
3.20%, 12/1/07	1,295,000	1,285,106
4.20%, 12/1/10	1,235,000	1,194,443
Shawano-Gresham Wisconsin School District GO Bonds, 5.94%, 3/1/17	825,000	830,255
Sonoma County California PO Bonds, 6.625%, 6/1/13	2,710,000	2,808,888
State of Nevada Department of Business & Industry Lease Revenue Bonds, 5.32%, 6/1/17	1,245,000	1,197,603
Texas Municipal Gas Corp., Gas Reservation Revenue Bonds, 2.60%, 7/1/07	145,000	145,000
Thorp Wisconsin School District GO Bonds, 6.15%, 4/1/26	560,000	564,458
University of Central Florida COPs, 5.375%, 10/1/35	1,000,000	917,870
Utah State Housing Corp. Military Housing Revenue Bonds, 5.392%, 7/1/50	2,000,000	1,817,580
Vacaville California Redevelopment Agency Housing Tax Allocation Bonds, 6.00%, 9/1/18	1,185,000	1,190,688
Vigo County Indiana Redevelopment Authority Economic Development Revenue Bonds, 4.96%, 8/1/14	530,000	513,570
West Bend Wisconsin Joint School District No. 1 GO Bonds, 5.46%, 4/1/21	1,270,000	1,241,082
West Contra Costa California Unified School District Revenue Bonds:
4.71%, 1/1/11	455,000	443,821
4.76%, 1/1/12	475,000	461,139
4.82%, 1/1/13	500,000	482,885
Wilkes-Barre Pennsylvania GO Bonds, 5.33%, 11/15/20	1,655,000	1,564,058

Total Taxable Municipal Obligations (Cost $178,627,384)		176,262,564

	PRINCIPAL
	AMOUNT	VALUE

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 14.3%
Fannie Mae, 5.50%, 12/25/16	2,236,289	2,202,920
Federal Home Loan Bank:
0.00%, 7/16/07 (r)	5,000,000	4,990,250
5.00%, 10/26/07 (r)	7,000,000	6,997,048
0.00%, 12/28/07 (r)	5,000,000	4,762,500
Federal Home Loan Bank Discount Notes, 7/2/07	46,000,000	45,993,867
Freddie Mac:
4.125%, 7/12/10	3,000,000	2,910,725
5.125%, 12/15/13	10,052,406	9,871,795
5.625%, 11/23/35	3,500,000	3,263,350
Small Business Administration:
5.038%, 3/10/15	995,117	957,383
4.94%, 8/10/15	2,310,233	2,245,743

Total U.S. Government Agencies and Instrumentalities (Cost $84,921,507)		84,195,581

HIGH SOCIAL IMPACT INVESTMENTS - 0.3%
Calvert Social Investment Foundation Notes, 3.00%, 7/1/09 (b)(i)(r)	2,087,392	2,009,261

Total High Social Impact Investments (Cost $2,087,392)		2,009,261

	SHARES

EQUITY SECURITIES - 1.6%
Conseco, Inc.*	143,839	3,004,797
MFH Financial Trust I, Preferred (e)	20,000	2,045,000
ONEOK Partners LP	3,500	239,575
Roslyn Real Estate Asset Corp., Preferred	17	1,702,656
WoodBourne Pass-Through Trust, Preferred (e)	25	2,506,250

Total Equity Securities (Cost $8,842,814)		9,498,278

TOTAL INVESTMENTS (Cost $584,421,108) - 97.3%		573,657,623
Other assets and liabilities, net - 2.7%		15,622,231

NET ASSETS - 100%		$589,279,854

			UNDERLYING
			FACE	UNREALIZED
	# OF	EXPIRATION	AMOUNT AT	APPRECIATION
Futures	CONTRACTS	DATE	VALUE	(DEPRECIATION)

Purchased:
2 Year U.S. Treasury Notes	716	9/07	$145,907,375	$223,842

10 Year U.S. Treasury Notes	2,025	9/07	214,048,828	1,464,480

Total Purchased:				$1,688,322

Sold:
5 Year U.S. Treasury Notes	73	9/07	$7,597,703	($36,609)

U.S. Treasury Bonds	520	9/07	56,030,000	(588,901)

Total Sold:				($625,510)

*	Non-income producing security.

(b)	This security was valued by the Board of Trustees. See Note A

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(i)	Restricted securities represent 0.3% of net assets of the Portfolio.

(m)	The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(n)	The Illinois Insurance Department prohibited Lumbermens from making interest payments. This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.

(p)	The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest interest payments due in August of 2006 and February 2007. This security is no longer accruing interest. During the period, $148,172 of accrued interest was written off.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(x)	Subsequent to period end, Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. As a result, the value of the bond was marked down to $0 and $4,893 of accrued interest was written off.

(y)	Subsequent to period end, Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. As a result, the value of the bond was marked down to $0 and $2,572 of accrued interest was written off.
Abbreviations:
COPs: Certificates of Participation
FSB: Federal Savings Bank
GO: General Obligation
LLC: Limited Liability Corporation
LP: Limited Partnership
PO: Pension Obligation
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
VRDN: Variable Rate Demand Notes
BOND PORTFOLIO

	AQUISITION
RESTRICTED SECURITIES	DATES	COST

Calvert Social Investment Foundation Notes, 3.00%, 7/1/09	7/3/06	$2,087,392
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SOCIAL INVESTMENT FUND EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2007

	Shares	Value

EQUITY SECURITIES - 97.4%
Biotechnology - 1.0%
Amgen Inc.*	250,000	$13,822,500

Capital Markets - 5.3%
A.G. Edwards, Inc.	175,000	14,796,250
Bank of New York Co., Inc.*	700,000	29,008,000
SEI Investments Co.	900,000	26,136,000

		69,940,250

Chemicals - 3.4%
Air Products & Chemicals, Inc.	380,000	30,540,600
Ecolab, Inc.	350,000	14,945,000

		45,485,600

Commercial Banks - 2.4%
Synovus Financial Corp.	450,000	13,815,000
Wachovia Corp.	350,000	17,937,500

		31,752,500

Communications Equipment - 6.1%
Cisco Systems Inc.*	2,100,000	58,485,000
Nokia OYJ (ADR)	800,000	22,488,000

		80,973,000

Computers & Peripherals - 1.2%
Apple Inc.*	130,000	15,865,200

Consumer Finance - 4.1%
American Express Co.	500,000	30,590,000
SLM Corp.	410,000	23,607,800

		54,197,800

Electrical Equipment - 5.9%
Cooper Industries Ltd.	800,000	45,672,000
Emerson Electric Co.	700,000	32,760,000

		78,432,000

Electronic Equipment & Instruments - 2.5%
CDW Corp.	160,000	13,595,200
Molex, Inc.	750,000	19,912,500

		33,507,700

Energy Equipment & Services - 3.1%
FMC Technologies, Inc.*	520,000	41,194,400

Food & Staples Retailing - 5.6%
Costco Wholesale Corp.	500,000	29,260,000
SYSCO Corp.	400,000	13,196,000
Walgreen Co.	750,000	32,655,000

		75,111,000

Gas Utilities - 2.2%
Questar Corp.	560,000	29,596,000

Health Care Equipment & Supplies - 11.7%
Medtronic, Inc.	850,000	44,081,000
Respironics, Inc.*	600,000	25,554,000
St. Jude Medical, Inc.*	700,000	29,043,000
Stryker Corp.	420,000	26,497,800
Varian Medical Systems, Inc.*	700,000	29,757,000

		154,932,800

	Shares	Value

Household Products - 5.9%
Colgate-Palmolive Co.	600,000	38,910,000
Procter & Gamble Co.	650,000	39,773,500

		78,683,500

Insurance - 5.1%
Aflac, Inc.	700,000	35,980,000
American International Group, Inc.	450,000	31,513,500

		67,493,500

Internet Software & Services - 1.1%
eBay Inc.*	450,000	14,481,000

IT Services - 3.9%
Automatic Data Processing, Inc.	340,000	16,479,800
Cognizant Technology Solutions Corp.*	250,000	18,772,500
Fiserv, Inc.*	300,000	17,040,000

		52,292,300

Machinery - 4.3%
Dover Corp.	750,000	38,362,500
Pentair, Inc.	500,000	19,285,000

		57,647,500

Multiline Retail - 5.1%
Kohl’s Corp.*	500,000	35,515,000
Target Corp.	500,000	31,800,000

		67,315,000

Office Electronics - 2.3%
Zebra Technologies Corp.*	800,000	30,992,000

Oil, Gas & Consumable Fuels - 1.5%
EOG Resources, Inc. (t)	275,000	20,091,500

Pharmaceuticals - 1.9%
Johnson & Johnson	420,000	25,880,400

Semiconductors & Semiconductor Equipment - 3.9%
Intel Corp.	750,000	17,820,000
Texas Instruments, Inc.	900,000	33,867,000

		51,687,000

Software - 2.8%
Microsoft Corp.	1,250,000	36,837,500

Specialty Retail - 4.8%
Bed Bath & Beyond, Inc.*	500,000	17,995,000
Home Depot, Inc.	500,000	19,675,000
Staples, Inc.	1,100,000	26,103,000

		63,773,000

Venture Capital - 0.3%
20/20 Gene Systems Inc., Warrants (strike price $.01/share, expires 8/27/13) (b)(i)*	30,000	—
Cerionx Inc.:
Series A Preferred (a)(b)(i)*	351,864	706,297
Series A Preferred, Warrants (strike price $.01/share, expires 6/30/16) (b)(i)*	143,001	285,616
Chesapeake PERL, Inc.:
Series A-2 Preferred (b)(i)*	240,000	30,000
Series A-2 Preferred, Warrants (strike price $1.25/share, expires 7/31/09) (b)(i)*	75,000	—
Series A-2 Preferred, Warrants (strike price $1.25/share, expires 12/27/10) (b)(i)*	45,000	—

	Shares	Value

Cylex, Inc.:
Common Stock (b)(i)*	285,706
Series B Preferred (b)(i)*	1,134,830	162,526
Series C-1 Preferred (b)(i)*	2,542,915	897,140
Digital Directions International, Inc., Warrants (strike price $1.50/share, expires 10/18/16) (b)(i)*	50,000	—
Earthanol, Inc., Series A Preferred (b)(i)*	213,527	152,672
Global Resource Options, Inc., Series A Preferred (a)(b)(i)*	750,000	750,000
H2Gen Innovations, Inc.:
Common Stock (b)(i)*	2,077	—
Common Warrants (strike price $1.00/share, expires 10/31/13) (b)(i)*	27,025	—
Series A Preferred (b)(i)*	69,033	111,143
Series A Preferred, Warrants (strike price $1.00/share, expires 10/10/12) (b)(i)*	1,104	674
Series B Preferred (b)(i)*	161,759	260,432
Series C Preferred (b)(i)*	36,984	59,544
Marrone Organic Innovations, Inc., Series A Preferred (b)(i)*	240,761	200,000
Sword Diagnostics Series B Preferred (b)(i)*	640,697	250,000

		3,866,044

Total Equity Securities (Cost $957,540,940)		1,295,850,994

	Adjusted
	Basis

Limited Partnership Interest - 0.1%
China Environment Fund 2004 (b)(i)*	$203,203	177,675
SEAF India International Growth Fund LLC (b)(i)*	298,932	285,922
Sustainable Job Fund II (b)(i)*	150,000	126,444

Total Limited Partnership Interest (Cost $652,135)		590,041

	Principal
	Amount

Corporate Bonds - 0.0%
20/20 Gene Systems Inc., 8.00%, 12/31/07 (b)(i)(w)	$250,000	62,500
Digital Directions International, Inc., 8.00%, 10/18/09 (b)(i)	500,000	500,000

Total Corporate Bonds (Cost $750,000)		562,500

High Social Impact Investments - 0.6%
Calvert Social Investment Foundation Notes, 3.00%, 7/1/09 (b)(i)(r)	7,583,877	7,300,013

Total High Social Impact Investments (Cost $7,583,877)		7,300,013

U.S. Government Agencies and Instrumentalities - 1.5%
Federal Home Loan Bank Discount Notes, 7/2/07	20,000,000	19,997,333

Total U.S. Government Agencies and Instrumentalities (Cost $19,997,333)		19,997,333

TOTAL INVESTMENTS (Cost $986,524,285) - 99.6%		1,324,300,881
Other assets and liabilities, net - 0.4%		5,758,912

NET ASSETS - 100%		$1,330,059,793

*	Non-income producing security.
Abbreviations:
ADR: American Depositary Receipt
LLC: Limited Liability Corporation
LP: Limited Partnership

(a)	Affiliated company.

(b)	This security was valued by the Board of Trustees. See note A.

(i)	Restricted securities represent 0.9% of the net assets.

(r)	The coupon rate shown on floating or adjustable rate securites represents the rate at period end.

(t)	35,000 shares of EOG Resources, Inc. have been soft segregated in order to cover outstanding commitments to certain limited partnership investments within the Portfolio. There are no restrictions on the trading of this security.

(w)	Security is in default and is no longer accruing interest.

EQUITY PORTFOLIO	AQUISITION
RESTRICTED SECURITIES	DATES	COST

20/20 Gene Systems, Inc.:
8.00%, 12/31/07	8/29/03	$250,000
Warrants (strike price $.01/share, expires 8/27/13)	8/29/03	14,700
Calvert Social Investment Foundation Notes, 3.00%, 7/1/09	7/3/06	7,583,877
Cerionx, Inc.:
Series A Preferred	6/30/06-1/30/07	714,384
Series A Preferred Warrants (strike price $0.01/share, expires 6/30/16)	6/30/06-1/30/07	285,616
Chesapeake PERL, Inc.:
Series A-2 Preferred	7/30/04 -9/8/06	300,000
Series A-2 Preferred Warrants (strike price $1.25/share, expires 7/31/09)	12/22/06	—
Series A-2 Preferred Warrants (strike price $1.25/share, expires 12/27/10)	12/22/06	—
China Environment Fund 2004 LP	9/15/05-4/16/07	203,203
Cylex, Inc.:
Common Stock	11/22/06	16,382
Series B Preferred	11/30/06	547,525
Series C-1 Preferred	11/30/06	471,342
Digital Directions International, Inc.:
8.00%, 10/18/09	10/18/06	500,000
Warrants (strike price $1.50/share, expires 10/18/16)	10/18/06	—
Earthanol, Inc., Series A Preferred	1/25/07	152,672
Global Resource Options, Inc., Series A Preferred	9/18/06	750,000
H2Gen Innovations, Inc.:
Common Stock	11/4/04	—
Common Warrants (strike price $1.00/share, expires 10/31/13)	11/4/04	—
Series A Preferred	11/4/04	251,496
Series A Preferred Warrants (strike price $1.00/share, expires 10/10/12)	11/4/04	—
Series B Preferred	10/21/04-10/27/04	161,759
Series C Preferred	6/1/06	52,886
Marrone Organic Innovations, Inc., Series A Preferred Stock	4/25/2007	200,000
SEAF India International Growth Fund LLC	3/22/05-3/29/07	298,932
Sustainable Jobs Fund II LP	2/14/06-2/23/07	150,000
Sword Diagnostics Series B Preferred	12/26/06	250,000
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SOCIAL INVESTMENT FUND ENHANCED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2007

	Shares	Value

EQUITY SECURITIES - 99.2%
Aerospace & Defense - 0.3%
BE Aerospace, Inc.*	6,800	$280,840

Air Freight & Logistics - 2.5%
FedEx Corp.	6,400	710,208
United Parcel Service Inc., Class B	27,100	1,978,300

		2,688,508

Airlines - 0.9%
Continental Airlines, Inc., Class B*	15,500	524,985
UAL Corp.*	10,300	418,077

		943,062

Auto Components - 0.1%
Autoliv, Inc.	2,100	119,427

Biotechnology - 1.5%
Amgen, Inc.*	29,200	1,614,468

Capital Markets - 3.7%
Goldman Sachs Group, Inc.	9,800	2,124,150
Nuveen Investments, Inc.	29,800	1,852,070

		3,976,220

Chemicals - 0.7%
H.B. Fuller Co.	24,000	717,360
Lubrizol Corp.	400	25,820

		743,180

Commercial Banks - 3.9%
US Bancorp	36,500	1,202,675
Wachovia Corp.	41,800	2,142,250
Wells Fargo & Co.	21,700	763,189

		4,108,114

Commercial Services & Supplies - 0.8%
ABM Industries, Inc.	16,600	428,446
United Stationers, Inc.*	6,800	453,152

		881,598

Communications Equipment - 3.0%
Cisco Systems, Inc.*	84,900	2,364,465
Motorola, Inc.	45,600	807,120
QUALCOMM, Inc.	600	26,034

		3,197,619

Computers & Peripherals - 4.7%
Dell, Inc.*	26,900	767,995
Hewlett-Packard Co.	30,700	1,369,834
International Business Machines Corp.	27,000	2,841,750

		4,979,579

Construction Materials - 0.8%
Headwaters, Inc.*	50,600	873,862

Consumer Finance - 0.8%
American Express Co.	13,800	844,284

Containers & Packaging - 0.7%
AptarGroup Inc.	12,100	430,276
Bemis Co., Inc.	8,800	291,984
Sealed Air Corp.	300	9,306

		731,566

	Shares	Value

Diversified Financial Services - 6.9%
Bank of America Corp.	64,079	3,132,822
CIT Group, Inc.	28,000	1,535,240
JPMorgan Chase & Co.	55,384	2,683,355

		7,351,417

Diversified Telecommunication Services - 2.8%
AT&T, Inc.	71,038	2,948,077

Electric Utilities - 0.8%
Cleco Corp.	17,300	423,850
IDACORP, Inc.	12,200	390,888

		814,738

Electrical Equipment - 0.3%
Woodward Governor Co.	6,700	359,589

Electronic Equipment & Instruments - 1.0%
AVX Corp.	39,400	659,556
Ingram Micro, Inc.*	18,400	399,464

		1,059,020

Energy Equipment & Services - 2.9%
Global Industries Ltd.*	62,400	1,673,568
Grant Prideco, Inc.*	6,200	333,746
Smith International, Inc.	5,800	340,112
Tidewater, Inc.	7,100	503,248
Unit Corp.*	3,100	195,021

		3,045,695

Food & Staples Retailing - 0.2%
Casey’s General Stores, Inc.	4,000	109,040
CVS Caremark Corp.	2,061	75,123

		184,163

Food Products - 2.4%
General Mills, Inc.	26,600	1,553,972
Kellogg Co.	16,400	849,356
TreeHouse Foods, Inc.*	5,200	138,372

		2,541,700

Gas Utilities - 0.4%
Questar Corp.	7,600	401,660

Health Care Equipment & Supplies - 0.0%
Medtronic, Inc.	500	25,930

Health Care Providers & Services - 6.8%
AmerisourceBergen Corp.	23,800	1,177,386
Cardinal Health, Inc.	24,650	1,741,276
Cigna Corp.	27,200	1,420,384
Express Scripts, Inc.*	9,600	480,096
McKesson Corp.	28,200	1,681,848
WellCare Health Plans, Inc.*	8,500	769,335

		7,270,325

Hotels, Restaurants & Leisure - 0.8%
Darden Restaurants, Inc.	19,000	835,810

Household Durables - 1.1%
Whirlpool Corp.	10,600	1,178,720

	Shares	Value

Household Products - 3.6%
Colgate-Palmolive Co.	8,700	564,195
Kimberly-Clark Corp.	14,300	956,527
Procter & Gamble Co.	38,237	2,339,722

		3,860,444

Industrial Conglomerates - 1.9%
3M Co.	23,500	2,039,565

Insurance - 4.4%
ACE Ltd.	6,100	381,372
American Physicians Capital, Inc.*	1,500	60,750
Chubb Corp.	15,600	844,584
Commerce Group, Inc.	10,100	350,672
Hartford Financial Services Group, Inc.	5,300	522,103
Lincoln National Corp.	4,800	340,560
Phoenix Co’s, Inc.	2,000	30,020
Safeco Corp.	600	37,356
StanCorp Financial Group, Inc.	5,700	299,136
The Travelers Co’s, Inc.	33,800	1,808,300
W.R. Berkley Corp.	900	29,286

		4,704,139

IT Services - 1.7%
Acxiom Corp.	6,100	161,345
Automatic Data Processing, Inc.	18,900	916,083
First Data Corp.	3,400	111,078
Western Union Co.	31,800	662,394

		1,850,900

Life Sciences — Tools & Services - 0.0%
Applera Corp. — Applied Biosystems Group	1,700	51,918

Machinery - 5.0%
Danaher Corp.	15,600	1,177,800
Illinois Tool Works, Inc.	19,740	1,069,711
Nordson Corp.	5,000	250,800
Parker Hannifin Corp.	12,500	1,223,875
Terex Corp.*	19,900	1,617,870

		5,340,056

Media - 4.9%
Cox Radio, Inc.*	2,300	32,752
Gray Television, Inc.	8,400	77,868
McGraw-Hill Co.’s Inc.	25,200	1,715,616
Omnicom Group, Inc.	10,400	550,368
Time Warner, Inc.	104,300	2,194,472
Warner Music Group Corp.	40,900	591,005

		5,162,081

Metals & Mining - 0.1%
Reliance Steel & Aluminum Co.	1,600	90,016

Multiline Retail - 2.3%
Kohl’s Corp.*	14,800	1,051,244
Nordstrom, Inc.	26,700	1,364,904

		2,416,148

Multi-Utilities - 3.1%
Black Hills Corp.	22,900	910,275
MDU Resources Group, Inc.	42,500	1,191,700
NiSource, Inc.	56,100	1,161,831
OGE Energy Corp.	600	21,990

		3,285,796

Office Electronics - 0.1%
Xerox Corp.*	4,100	75,768

	Shares	Value

Oil, Gas & Consumable Fuels - 5.1%
Chesapeake Energy Corp.	47,900	1,657,340
EOG Resources, Inc.	20,200	1,475,812
Plains Exploration & Production Co.*	7,300	349,013
St Mary Land & Exploration Co.	5,000	183,100
VeraSun Energy Corp.*	2,900	41,992
World Fuel Services Corp.	15,400	647,724
XTO Energy, Inc.	17,542	1,054,274

		5,409,255

Personal Products - 0.1%
Playtex Products, Inc.*	9,600	142,176

Pharmaceuticals - 4.0%
Johnson & Johnson	29,700	1,830,114
Pfizer, Inc.	93,500	2,390,795

		4,220,909

Real Estate Investment Trusts - 0.4%
CapitalSource, Inc.	5,000	122,950
HRPT Properties Trust	6,500	67,600
Thornburg Mortgage, Inc.	8,000	209,440

		399,990

Road & Rail - 0.4%
Avis Budget Group, Inc.*	16,400	466,252

Semiconductors & Semiconductor Equipment - 3.0%
Applied Materials, Inc.	3,900	77,493
Intel Corp.	40,300	957,528
Lam Research Corp.*	9,300	478,020
MEMC Electronic Materials, Inc.*	3,000	183,360
Micron Technology, Inc.*	2,800	35,084
Novellus Systems, Inc.*	31,300	887,981
Photronics, Inc.*	41,400	616,032

		3,235,498

Software - 3.3%
Microsoft Corp.	112,400	3,312,428
Tyler Technologies, Inc.*	13,700	170,017

		3,482,445

Specialty Retail - 3.6%
Best Buy Co., Inc.	800	37,336
Gap, Inc.	14,525	277,428
Home Depot, Inc.	56,100	2,207,535
Office Depot, Inc.*	20,900	633,270
Staples, Inc.	26,550	630,031

		3,785,600

Thrifts & Mortgage Finance - 1.3%
Freddie Mac	1,300	78,910
Washington Mutual, Inc.	29,925	1,276,002

		1,354,912

Wireless Telecommunication Services - 0.1%
Centennial Communications Corp.*	11,700	111,033

Total Equity Securities (Cost $91,434,831)		105,484,072

TOTAL INVESTMENTS (Cost $91,434,831) - 99.2%		105,484,072
Other assets and liabilities, net - 0.8%		809,826

NET ASSETS - 100%		$106,293,898

*	Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: The Calvert Social Investment Fund (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with eight separate portfolios, five of which are reported herein: Money Market, Balanced, Bond, Equity, and Enhanced Equity. Money Market, Balanced, Equity and Enhanced Equity are registered as diversified portfolios. Bond is registered as a non-diversified portfolio. The operations of each series are accounted for separately. Money Market shares are sold without a sales charge. Balanced, Bond, Equity, and Enhanced Equity have Class A, Class B, Class C, and Class I shares. Class A shares are sold with a maximum front-end sales charge of 4.75% (3.75% for Bond). Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. Municipal securities are valued utilizing a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Foreign securities are valued based on quotations from the principle market in which such securities are normally traded. If events occur after the close of the principle market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. All securities held by Money Market are valued at amortized cost which approximates fair value in accordance with Rule 2a-7 of the Investment Company Act of 1940. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Trustees.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The following securities were fair valued in good faith under the direction of the Board of Trustees as of June 30, 2007:

		% of Net
	Total Investments	Assets

Balanced	$16,680,569	2.7%
Bond	3,624,261	0.6%
Equity	12,318,598	0.9%
Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Options: The Fund may write or purchase option securities. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium. Risks from writing or purchasing option securities arise from possible illiquidity of the options market and the movement in the value of the investment or in interest rates. The risk associated with purchasing options is limited to the premium originally paid.
Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.
Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Schedules of Investments.
Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See footnotes to Schedules of Investments.)

A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.
Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included in the net realized and unrealized gain or loss on securities.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly by Money Market. Dividends from net investment income are paid monthly by Bond, quarterly by Balanced and annually by Equity and Enhanced Equity. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.
Redemption Fees: The Balanced, Bond, Equity, and Enhanced Equity Portfolios charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Portfolio (within seven days for all Class I shares). The redemption fee is paid to the Class of the Portfolio from which the redemption is made and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Portfolio.
Expense Offset Arrangements: The Fund has arrangements with its custodian banks whereby the custodian’s fees may be paid indirectly by credits earned on each Portfolio’s cash on deposit with the banks. These credits are used to reduce the Fund’s expenses. Such deposit arrangements may be an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Money Market Insurance: The Money Market Portfolio has obtained private insurance that partially protects it against default of principal or interest payments on the instruments it holds. U.S. government securities held by the Portfolio are excluded from this coverage. Coverage under the policy is subject to certain conditions and may not be renewable upon expiration. While the policy is intended to provide some protection against credit risk and to help the fund maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so.
New Accounting Pronouncements:
In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” – an interpretation of FASB Statement 109 (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.

Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.
In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

NOTE B — TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at June 30, 2007, and net realized capital loss carry forwards as of September 30, 2006 with expiration dates:

	Money Market	Balanced	Bond

Federal income tax cost of investments	$180,328,525	$570,140,805	$584,532,975
Unrealized appreciation	—	67,662,283	1,656,415
Unrealized depreciation	—	(29,692,629)	(12,531,767)
Net unrealized appreciation/ (depreciation)	—	$37,969,654	($10,875,352)

		Enhanced
	Equity	Equity

Federal income tax cost of investments	$987,481,837	$91,831,050
Unrealized appreciation	339,349,816	15,897,539
Unrealized depreciation	(2,530,772)	(2,244,517)
Net unrealized appreciation/ (depreciation)	$336,819,044	$13,653,022
Capital Loss Carryforwards

Expiration Date	Money Market	Balanced	Equity

30-Sep-08	$41,585	—	—
30-Sep-10	14,601	—	$744,037
30-Sep-11	6,847	$7,621,797	2,870,948
30-Sep-12	—	—	—
30-Sep-13	6,183	—	—
30-Sep-14	211	—	—

	$69,427	$7,621,797	$3,614,985

Capital losses may be utilized to offset current and future capital gains until expiration.

NOTE C — AFFILIATED COMPANIES
An affiliated company is a company in which the Portfolios have a direct or indirect ownership of, control of, or voting power over 5 percent or more of the outstanding voting shares.
Affiliated companies of the Balanced Portfolio are as follows:

AFFILIATES	COST	VALUE
Angels With Attitude LP	$200,000	$170,416
GEEMF Partners LP	126,746	790,437
Milepost Ventures LP	500,000	1
Plethora Technology, Inc.	701,835	—

TOTALS	$1,528,581	$960,854

Affiliated companies of the Equity Portfolio are as follows:

AFFILIATES	COST	VALUE
Cerionx, Inc.	$714,384	$706,297
Global Resource Options, Inc.	750,000	750,000

TOTALS	$1,464,384	$1,456,297

NOTE D — OTHER
In connection with certain venture capital investments, the Balanced and Equity Portfolios are committed to future capital calls, which will increase the Portfolios’ investment in these securities. The aggregate amount of the future capital commitments totals $670,000 and $1,444,125 for the Balanced and Equity Portfolios, respectively, at June 30, 2007.
On September 7, 2006, Calvert Group Ltd., Calvert Asset Management Company, Calvert Social Investment Fund and Calvert Variable Series Inc., were named as defendants in a lawsuit in the United States District Court for the District of Connecticut. The lawsuit was an action for specific performance, breach of contract, and promissory estoppel, for the Defendants’ alleged breach of an agreement dated August 28, 2006 to sell without accrued interest four thousand five hundred 8.625% Maryland State Economic Development Revenue Bonds (“Rocky Gap Bonds”) due October 1, 2019. The securities applicable to the Calvert Social Investment Fund Balanced Portfolio represent three thousand seven hundred fifty bonds, with proceeds of $2,418,750 or 0.5% of the Fund’s net assets on trade date. On May 1, 2007, the court entered a stipulation of dismissal with prejudice, following the agreement of the parties to withdraw their cases.

CALVERT CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2007

MUTUAL FUNDS - 99.9%	Shares	Value

Calvert Impact Fund, Inc.:
Calvert Large Cap Growth Fund, Class I*	11,393	$404,777
Calvert Mid Cap Value Fund, Class I	13,082	280,488
Calvert Small Cap Value Fund, Class I*	5,961	119,049
Calvert Social Index Series, Inc.:
Calvert Social Index Fund, Class I	40,005	546,867
Calvert Social Investment Fund:
Bond Portfolio, Class I	621,294	9,748,104
Enhanced Equity Portfolio, Class I	51,850	1,083,662
Equity Portfolio, Class I*	10,048	408,657
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I*	4,236	121,409
International Equity Fund, Class I	41,608	1,125,069

Total Mutual Funds (Cost $13,535,688)		13,838,082

TOTAL INVESTMENTS (Cost $13,535,688) - 99.9%		13,838,082
Other assets and liabilities, net - 0.1%		20,654

NET ASSETS - 100%		$13,858,736

*	Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT MODERATE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2007

Mutual Funds - 99.9%	Shares	Value

Calvert Impact Fund, Inc.:
Calvert Global Alternative Energy Fund, Class I*	18,588	$287,735
Calvert Large Cap Growth Fund, Class I*	203,519	7,231,036
Calvert Mid Cap Value Fund, Class I	75,373	1,615,999
Calvert Small Cap Value Fund, Class I*	119,359	2,383,590
Calvert Social Index Series, Inc.:
Calvert Social Index Fund, Class I	231,572	3,165,590
Calvert Social Investment Fund:
Bond Portfolio, Class I	1,789,345	28,074,825
Enhanced Equity Portfolio, Class I	567,074	11,851,854
Equity Portfolio, Class I*	193,967	7,888,649
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I*	66,832	1,915,412
Calvert International Opportunities Fund, Class I*	19,035	285,140
International Equity Fund, Class I	490,596	13,265,707
The Calvert Fund:
Calvert New Vision Small Cap Fund, Class I *	128,100	2,395,478

Total Mutual Funds (Cost $76,002,653)		80,361,015

TOTAL INVESTMENTS (Cost $76,002,653) - 99.9%		80,361,015
Other assets and liabilities, net - 0.1%		86,442

NET ASSETS - 100%		$80,447,457

*	Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2007

Mutual Funds - 99.7%	Shares	Value

Calvert Impact Fund, Inc.:
Calvert Global Alternative Energy Fund, Class I *	19,732	$305,450
Calvert Large Cap Growth Fund, Class I *	122,218	4,342,409
Calvert Mid Cap Value Fund, Class I	48,062	1,030,458
Calvert Small Cap Value Fund, Class I *	126,611	2,528,426
Calvert Social Index Series, Inc.:
Calvert Social Index Fund, Class I	122,069	1,668,682
Calvert Social Investment Fund:
Bond Portfolio, Class I	268,749	4,216,665
Enhanced Equity Portfolio, Class I	415,114	8,675,890
Equity Portfolio, Class I *	147,787	6,010,506
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I *	34,035	975,439
Calvert International Opportunities Fund, Class I *	20,246	303,290
International Equity Fund, Class I	391,109	10,575,597
The Calvert Fund:
Calvert New Vision Small Cap Fund, Class I *	137,620	2,573,500

Total Mutual Funds (Cost $40,274,565)		43,206,312

TOTAL INVESTMENTS (Cost $40,274,565) - 99.7%		43,206,312
Other assets and liabilities, net - 0.3%		127,649

NET ASSETS - 100%		$43,333,961

*	Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: The Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund, and Calvert Aggressive Allocation Fund (the “Funds”), each a series of the Calvert Social Investment Fund are registered under the Investment Company Act of 1940 as non-diversified, open-end management investment companies. The operations of each series are accounted for separately. The Calvert Conservative Allocation Fund and Calvert Moderate Allocation Fund commenced operations on April 29, 2005. The Calvert Aggressive Allocation Fund commenced operations on June 30, 2005. The Funds invest primarily in a combination of other Calvert equity and fixed income funds (the “Underlying Funds”). Each Fund offers Class A and Class C shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class C shares have higher levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). Investments in the Underlying Funds are valued at their net asset value each business day. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Trustees.
Security Transactions and Net Investment Income: Security transactions, normally shares of the Underlying Funds, are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid quarterly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.
Redemption Fees: The Funds charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund. The redemption fee is paid to the Class of the Fund from which the redemption is made and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on each Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
New Accounting Pronouncements:
In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” – an interpretation of FASB Statement 109 (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.
In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.
NOTE B — TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at June 30, 2007:

	Conservative	Moderate	Aggressive

Federal income tax cost of investments	$13,557,614	$76,032,667	$40,281,989
Unrealized appreciation	397,679	4,631,075	2,961,327
Unrealized depreciation	(117,211)	(302,727)	(37,004)
Net unrealized appreciation/ (depreciation)	$280,468	$4,328,348	$2,924,323
Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
     Filed herewith.

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
CALVERT SOCIAL INVESTMENT FUND

By:	/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
Senior Vice President – Principal Executive Officer

Date: August 28, 2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ D. Wayne Silby
D. Wayne Silby
President – Principal Executive Officer

Date: August 28, 2007

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
Senior Vice President – Principal Executive Officer

Date: August 28, 2007

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer – Principal Financial Officer

Date: August 28, 2007